Schedule of Investments (unaudited) March 31, 2022	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Advertising Agencies — 0.3%
Advantage Solutions, Inc.(a)(b)	120,652	$769,760
Audacy, Inc.(a)	178,691	516,417
Boston Omaha Corp., Class A(a)	31,949	810,546
Cardlytics, Inc.(a)	49,533	2,723,324
Chimera Investment Corp.	347,477	4,183,623
Clear Channel Outdoor Holdings, Inc.(a)	551,250	1,907,325
Emerald Holding, Inc.(a)(b)	39,174	133,192
Fluent, Inc.(a)	60,797	126,458
National CineMedia, Inc.	97,245	247,002
QuinStreet, Inc.(a)	76,495	887,342
Thryv Holdings, Inc.(a)	11,521	323,971
Viad Corp.(a)	31,036	1,106,123

		13,735,083

Aerospace — 0.7%
AAR Corp.(a)	51,778	2,507,609
Aerojet Rocketdyne Holdings, Inc.(a)	114,583	4,508,841
AeroVironment, Inc.(a)	34,381	3,236,627
AerSale Corp.(a)	21,925	344,661
Astronics Corp.(a)	39,911	516,049
Byrna Technologies, Inc.(a)(b)	28,185	230,272
Cadre Holdings, Inc.	9,038	221,973
Ducommun, Inc.(a)(b)	17,380	910,538
Kaman Corp.	42,348	1,841,291
Kratos Defense & Security Solutions, Inc.(a)(b)	187,910	3,848,397
Macerich Co.	327,353	5,119,801
Moog, Inc., Class A	44,340	3,893,052
Triumph Group, Inc.(a)	97,258	2,458,682

		29,637,793

Agriculture, Fishing & Ranching — 0.4%
Andersons, Inc.	47,863	2,405,594
AquaBounty Technologies, Inc.(a)	77,821	145,525
Cadiz, Inc.(a)	33,554	69,457
Calavo Growers, Inc.	26,356	960,676
Cal-Maine Foods, Inc.	62,302	3,440,317
Fresh Del Monte Produce, Inc.	52,398	1,357,632
GrowGeneration Corp.(a)(b)	85,028	783,108
Limoneira Co.	25,358	372,255
MedAvail Holdings, Inc.(a)	16,244	15,775
Sanderson Farms, Inc.	30,470	5,712,820

		15,263,159

Air Transport(a) — 0.5%
Air Transport Services Group, Inc.	90,461	3,025,921
Allegiant Travel Co.	23,593	3,831,267
Atlas Air Worldwide Holdings, Inc.	44,133	3,811,767
Frontier Group Holdings, Inc.(b)	52,782	598,020
Hawaiian Holdings, Inc.	76,761	1,512,192
Mesa Air Group, Inc.	50,631	222,777
SkyWest, Inc.	75,758	2,185,618
Spirit Airlines, Inc.	150,407	3,289,401
Sun Country Airlines Holdings, Inc.	48,885	1,279,809

		19,756,772

Alternative Energy(a) — 0.3%
Aemetis, Inc.	41,410	524,665
Alto Ingredients, Inc.	108,006	736,601
Ameresco, Inc., Class A(b)	47,295	3,759,952
Centrus Energy Corp., Class A	14,908	502,400
Green Brick Partners, Inc.	48,148	951,404
Green Plains, Inc.	51,340	1,592,053

Security	Shares	Value

Alternative Energy (continued)
Infrastructure and Energy Alternatives, Inc.	43,682	$517,632
REX American Resources Corp.	7,951	791,920
Sunnova Energy International, Inc.	131,616	3,035,065

		12,411,692

Aluminum — 0.2%
Arconic Corp.(a)	163,084	4,178,212
Century Aluminum Co.(a)	78,227	2,058,152
Kaiser Aluminum Corp.	24,148	2,273,776

		8,510,140

Asset Management & Custodian — 0.9%
Artisan Partners Asset Management, Inc., Class A	89,808	3,533,945
Assetmark Financial Holdings, Inc.(a)	29,019	645,673
B. Riley Financial, Inc.	30,847	2,158,056
Brightsphere Investment Group, Inc.	43,443	1,053,493
Cohen & Steers, Inc.	38,234	3,283,918
Cowen, Inc., Class A	41,932	1,136,357
Diamond Hill Investment Group, Inc.	4,531	848,656
Federated Hermes, Inc.	142,614	4,857,433
Focus Financial Partners, Inc., Class A(a)	97,234	4,447,483
GAMCO Investors, Inc., Class A	8,691	192,158
GCM Grosvenor, Inc., Class A	67,362	654,085
Hamilton Lane, Inc., Class A	53,763	4,155,342
Open Lending Corp., Class A(a)(b)	159,790	3,021,629
Oppenheimer Holdings, Inc., Class A	13,902	605,849
PJT Partners, Inc., Class A	36,199	2,284,881
Pzena Investment Management, Inc., Class A	27,206	218,192
Sculptor Capital Management, Inc.	33,690	469,302
StepStone Group, Inc., Class A	69,289	2,290,694
Virtus Investment Partners, Inc.	11,260	2,702,288
WisdomTree Investments, Inc.	213,451	1,252,957

		39,812,391

Auto Parts — 1.1%
Adient PLC(a)(b)	145,175	5,918,785
American Axle & Manufacturing Holdings, Inc.(a)	175,917	1,365,116
Canoo, Inc.(a)(b)	162,997	899,743
CarParts.com, Inc.(a)(b)	75,443	505,468
Dana, Inc.	223,172	3,921,132
Dorman Products, Inc.(a)	40,527	3,851,281
Fisker, Inc.(a)(b)	249,963	3,224,523
Fox Factory Holding Corp.(a)	64,794	6,346,572
Gentherm, Inc.(a)(b)	50,873	3,715,764
Lordstown Motors Corp., Class A(a)(b)	247,430	843,736
Meritor, Inc.(a)	103,610	3,685,408
Standard Motor Products, Inc.	31,826	1,372,974
Stoneridge, Inc.(a)	41,200	855,312
Tenneco, Inc., Class A(a)	102,945	1,885,952
Visteon Corp.(a)	42,541	4,642,499
Workhorse Group, Inc.(a)(b)	225,782	1,128,910
XL Fleet Corp.(a)(b)	149,631	297,766
XPEL, Inc.(a)(b)	27,361	1,439,462

		45,900,403

Auto Services — 0.1%
Goodyear Tire & Rubber Co.(a)(b)	420,840	6,013,804

Back Office Support, HR & Consulting — 1.6%
ASGN, Inc.(a)	77,349	9,027,402
Atlas Technical Consultants, Inc.(a)	22,742	273,814
Barrett Business Services, Inc.	11,581	897,180
CBIZ, Inc.(a)(b)	74,486	3,126,177
Conduent, Inc.(a)	257,716	1,329,815
CRA International, Inc.	11,283	950,706

S E R I E S S C H E D U L E O F I N V E S T M E N T S	1

Schedule of Investments (unaudited) (continued) March 31, 2022	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Security	Shares	Value

Back Office Support, HR & Consulting (continued)
ExlService Holdings, Inc.(a)	50,229	$7,196,309
Forrester Research, Inc.(a)	17,200	970,424
Hackett Group, Inc.	36,618	844,411
Heidrick & Struggles International, Inc.	29,372	1,162,544
HireQuest, Inc.	10,587	202,423
Huron Consulting Group, Inc.(a)	33,169	1,519,472
ICF International, Inc.	28,232	2,657,760
Insperity, Inc.	55,610	5,584,356
Kelly Services, Inc., Class A	53,386	1,157,942
Kforce, Inc.	30,794	2,277,832
Korn Ferry	82,663	5,368,135
Liquidity Services, Inc.(a)	33,235	568,983
Maximus, Inc.	94,308	7,068,385
NV5 Global, Inc.(a)	20,184	2,690,527
Rekor Systems, Inc.(a)(b)	53,352	243,285
Resources Connection, Inc.	47,818	819,600
StarTek, Inc.(a)(b)	27,578	122,171
Target Hospitality Corp.(a)	42,167	253,002
TriNet Group, Inc.(a)(b)	61,997	6,098,025
TrueBlue, Inc.(a)	53,103	1,534,146
TTEC Holdings, Inc.	28,806	2,377,071

		66,321,897

Banks: Diversified — 8.0%
1st Source Corp.	26,843	1,241,489
Allegiance Bancshares, Inc.	29,187	1,304,075
Ambac Financial Group, Inc.(a)	71,434	742,914
Amerant Bancorp, Inc.	40,019	1,264,200
American National Bankshares, Inc.	17,212	648,548
Ameris Bancorp	102,221	4,485,457
Arrow Financial Corp.	22,514	729,904
Associated Banc-Corp.	218,554	4,974,289
Atlantic Union Bankshares Corp.	114,728	4,209,370
BancFirst Corp.	26,018	2,164,958
Banco Latinoamericano de Comercio Exterior SA, Class E	48,028	748,276
Bancorp, Inc.(a)(b)	77,374	2,192,005
Bank First Corp.(b)	10,024	721,628
Bank of Marin Bancorp	23,715	831,685
Bank of NT Butterfield & Son Ltd.	76,863	2,757,844
Banner Corp.	52,372	3,065,333
Bar Harbor Bankshares	21,850	625,347
Blue Ridge Bankshares, Inc.	24,462	371,089
Bridgewater Bancshares, Inc.(a)	35,112	585,668
Business First Bancshares, Inc.	28,633	696,641
Byline Bancorp, Inc.	37,607	1,003,355
Cadence Bank	216,339	6,330,079
Cambridge Bancorp	10,129	860,965
Camden National Corp.	22,460	1,056,518
Capital Bancorp, Inc.	13,728	313,822
Capital City Bank Group, Inc.	21,636	570,325
Capitol Federal Financial, Inc.	198,169	2,156,079
Capstar Financial Holdings, Inc.	29,693	625,928
Carter Bankshares, Inc.(a)	38,222	663,916
Cathay General Bancorp	111,477	4,988,596
CBTX, Inc.	27,954	866,574
Central Pacific Financial Corp.	36,134	1,008,139
Citizens & Northern Corp.	21,059	513,418
City Holding Co.	22,792	1,793,730
Civista Bancshares, Inc.	24,583	592,450
CNB Financial Corp.	23,280	612,730
Coastal Financial Corp.(a)	14,905	681,904

Security	Shares	Value

Banks: Diversified (continued)
Columbia Banking System, Inc.	111,572	$3,600,428
Columbia Financial, Inc.(a)	59,622	1,282,469
Community Bank System, Inc.	80,268	5,630,800
Community Trust Bancorp, Inc.	22,638	932,686
ConnectOne Bancorp, Inc.	56,959	1,823,258
CrossFirst Bankshares, Inc.(a)	70,864	1,116,817
Customers Bancorp, Inc.(a)	46,841	2,442,290
CVB Financial Corp.	200,407	4,651,446
Eagle Bancorp, Inc.	47,681	2,718,294
Eastern Bankshares, Inc.	262,760	5,659,850
Enterprise Bancorp, Inc.	13,849	555,622
Enterprise Financial Services Corp.	50,857	2,406,045
Equity Bancshares, Inc., Class A	20,806	672,242
Farmers National Banc Corp.	47,912	817,379
FB Financial Corp.	50,911	2,261,467
Fidelity D&D Bancorp, Inc.	6,449	299,427
Financial Institutions, Inc.	25,109	756,534
First Bancorp, Inc.	16,608	499,569
First BanCorp, Puerto Rico	304,953	4,000,983
First Bancorp/Southern Pines NC	51,199	2,138,582
First Bancshares, Inc.	32,134	1,081,630
First Bank/Hamilton NJ	24,595	349,741
First Busey Corp.	77,953	1,975,329
First Commonwealth Financial Corp.	139,403	2,113,349
First Community Bankshares, Inc.	25,204	711,005
First Financial Bancorp	141,314	3,257,288
First Financial Bankshares, Inc.	199,521	8,802,867
First Financial Corp.	17,152	742,339
First Foundation, Inc.	66,867	1,624,199
First Internet Bancorp	14,564	626,398
First Interstate Bancsystem, Inc., Class A	133,579	4,911,700
First Merchants Corp.	83,006	3,453,050
First Mid Bancshares, Inc.	24,265	933,960
First of Long Island Corp.	35,860	697,836
Five Star Bancorp	18,591	526,125
Flagstar Bancorp, Inc.	78,762	3,339,509
FS Bancorp, Inc.	12,270	380,370
Fulton Financial Corp.	230,686	3,834,001
German American Bancorp, Inc.	38,518	1,463,299
Glacier Bancorp, Inc.	168,421	8,468,208
Guaranty Bancshares, Inc.	11,719	410,165
Hancock Whitney Corp.	132,116	6,889,849
Hanmi Financial Corp.	35,695	878,454
HarborOne Bancorp, Inc.	71,950	1,008,739
HBT Financial, Inc.	16,051	291,807
Heartland Financial USA, Inc.	62,445	2,986,744
Heritage Commerce Corp.	91,886	1,033,717
Home BancShares, Inc.	234,671	5,303,565
Hope Bancorp, Inc.	162,875	2,619,030
Horizon Bancorp, Inc.	66,840	1,247,903
Independent Bank Corp.	100,408	6,302,516
Independent Bank Group, Inc.	56,754	4,038,615
International Bancshares Corp.	83,105	3,507,862
Lakeland Bancorp, Inc.	92,382	1,542,779
Lakeland Financial Corp.	36,651	2,675,523
Live Oak Bancshares, Inc.(b)	48,781	2,482,465
Luther Burbank Corp.	24,183	321,392
Macatawa Bank Corp.	45,179	407,063
Mercantile Bank Corp.	22,520	797,658
Merchants Bancorp	24,586	673,165
Metrocity Bankshares, Inc.	28,203	662,206
Metropolitan Bank Holding Corp.(a)(b)	15,528	1,580,285

2

Schedule of Investments (unaudited) (continued) March 31, 2022	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Security	Shares	Value

Banks: Diversified (continued)
Mid Penn Bancorp, Inc.	21,141	$566,790
Midland States Bancorp, Inc.	32,587	940,461
MVB Financial Corp.	15,673	650,429
National Bank Holdings Corp., Class A	42,117	1,696,473
NBT Bancorp, Inc.	64,164	2,318,245
Nicolet Bankshares, Inc.(a)	18,293	1,711,676
Northrim BanCorp, Inc.	9,948	433,434
OFG Bancorp	72,565	1,933,132
Old National Bancorp	445,603	7,298,977
Old Second Bancorp, Inc.	44,719	648,873
Origin Bancorp, Inc.	34,381	1,453,972
Orrstown Financial Services, Inc.	17,730	406,549
Pacific Premier Bancorp, Inc.	121,865	4,307,928
Park National Corp.	22,187	2,914,928
PCSB Financial Corp.	19,932	380,901
Peapack-Gladstone Financial Corp.	27,658	961,115
Peoples Bancorp, Inc.	39,600	1,239,876
Peoples Financial Services Corp.	10,739	542,105
Pioneer Bancorp, Inc.(a)	20,117	211,631
Preferred Bank/Los Angeles CA	13,047	966,652
Primis Financial Corp.	32,511	454,504
Provident Financial Services, Inc.	114,022	2,668,115
QCR Holdings, Inc.	24,093	1,363,423
RBB Bancorp	24,489	575,247
Red River Bancshares, Inc.	7,783	411,799
Renasant Corp.	83,410	2,790,064
Republic Bancorp, Inc., Class A	14,686	659,989
Republic First Bancorp, Inc.(a)(b)	69,664	359,466
S&T Bancorp, Inc.	52,403	1,550,081
Sandy Spring Bancorp, Inc.	62,426	2,804,176
Seacoast Banking Corp. of Florida	81,313	2,847,581
ServisFirst Bancshares, Inc.	76,318	7,272,342
Sierra Bancorp	23,052	575,839
Silvergate Capital Corp., Class A(a)	42,793	6,443,342
Simmons First National Corp., Class A	162,948	4,272,497
SmartFinancial, Inc.	21,356	546,286
South Plains Financial, Inc.	17,062	453,508
Southern First Bancshares, Inc.(a)	11,833	601,590
Southside Bancshares, Inc.	48,411	1,976,621
SouthState Corp.	117,949	9,623,459
Spirit of Texas Bancshares, Inc.	21,126	555,191
Stock Yards Bancorp, Inc.	36,890	1,951,481
Summit Financial Group, Inc.	19,115	489,153
Texas Capital Bancshares, Inc.(a)	77,835	4,460,724
Third Coast Bancshares, Inc.(a)(b)	4,782	110,464
Tompkins Financial Corp.	21,627	1,692,745
Towne Bank	103,889	3,110,437
Trico Bancshares	42,584	1,704,638
TriState Capital Holdings, Inc.(a)	44,503	1,478,835
Triumph Bancorp, Inc.(a)(b)	36,538	3,435,303
TrustCo Bank Corp.	29,053	927,662
Trustmark Corp.	95,350	2,897,686
UMB Financial Corp.	67,586	6,566,656
United Bankshares, Inc.	201,286	7,020,856
United Community Banks, Inc.	143,388	4,989,902
Univest Financial Corp.	45,724	1,223,574
Valley National Bancorp	616,216	8,023,132
Veritex Holdings, Inc.	71,024	2,710,986
Washington Trust Bancorp, Inc.	26,664	1,399,860

Security	Shares	Value

Banks: Diversified (continued)
WesBanco, Inc.	86,988	$2,988,908
West BanCorp., Inc.	26,795	729,092
Westamerica BanCorp	39,711	2,402,515

		340,923,017

Banks: Savings, Thrift & Mortgage Lending — 1.1%
Amalgamated Financial Corp.	20,899	375,555
Axos Financial, Inc.(a)	87,598	4,063,671
Banc of California, Inc.	83,945	1,625,175
BankUnited, Inc.	128,580	5,652,377
Berkshire Hills Bancorp, Inc.	65,241	1,890,032
Brookline Bancorp, Inc.	112,560	1,780,699
Finance Of America Cos., Inc., Class A(a)	31,141	94,669
Flushing Financial Corp.	44,444	993,323
Great Southern Bancorp, Inc.	15,513	915,422
Heritage Financial Corp.	53,775	1,347,601
Hingham Institution for Savings	2,201	755,383
Home Bancorp, Inc.	12,224	498,617
Home Point Capital, Inc.	7,506	23,344
HomeStreet, Inc.	26,259	1,244,151
Investors Bancorp, Inc.	346,772	5,177,306
Kearny Financial Corp.	100,559	1,295,200
Ladder Capital Corp.	175,009	2,077,357
Northfield Bancorp, Inc.	70,851	1,017,420
Northwest Bancshares, Inc.	184,801	2,496,662
OceanFirst Financial Corp.	89,727	1,803,513
Premier Financial Corp.	55,824	1,693,142
Provident Bancorp, Inc.	29,959	485,935
Southern Missouri Bancorp, Inc.	12,070	602,897
Washington Federal, Inc.	99,500	3,265,590
Waterstone Financial, Inc.	35,208	680,923
WSFS Financial Corp.	98,486	4,591,417

		46,447,381

Beverage: Soft Drinks — 0.3%
Celsius Holdings, Inc.(a)	82,513	4,553,068
Coca-Cola Consolidated, Inc.	7,205	3,579,804
Duckhorn Portfolio, Inc.(a)	54,933	999,231
National Beverage Corp.	35,862	1,559,997
NewAge, Inc.(a)(b)	243,878	141,693
Primo Water Corp.	241,069	3,435,233
Zevia PBC, Class A(a)(b)	14,065	64,277

		14,333,303

Biotechnology — 6.6%
2seventy bio, Inc.(a)(b)	34,034	580,620
4D Molecular Therapeutics, Inc.(a)	42,274	639,183
89bio, Inc.(a)	12,295	46,352
9 Meters Biopharma, Inc.(a)(b)	312,482	187,270
Acumen Pharmaceuticals, Inc.(a)(b)	14,760	57,712
Adagio Therapeutics, Inc.(a)(b)	80,210	365,758
Adicet Bio, Inc.(a)	32,454	648,106
Aduro Biotech, Inc.(c)	21,953	65,859
Adverum Biotechnologies, Inc.(a)(b)	136,226	178,456
Aeglea BioTherapeutics, Inc.(a)	71,346	164,096
Aerovate Therapeutics, Inc.(a)	11,232	205,883
Affimed NV(a)	178,550	780,264
Agenus, Inc.(a)(b)	341,122	839,160
Agios Pharmaceuticals, Inc.(a)(b)	83,522	2,431,325
Akebia Therapeutics, Inc.(a)(b)	277,261	199,046
Akero Therapeutics, Inc.(a)	40,670	577,107

S E R I E S S C H E D U L E O F I N V E S T M E N T S	3

Schedule of Investments (unaudited) (continued) March 31, 2022	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Security	Shares	Value

Biotechnology (continued)
Akouos, Inc.(a)	36,026	$171,124
Alaunos Therapeutics, Inc.(a)(b)	326,456	212,980
Albireo Pharma, Inc.(a)	25,915	773,044
Aldeyra Therapeutics, Inc.(a)	73,079	324,836
Alector, Inc.(a)	89,882	1,280,819
Aligos Therapeutics, Inc.(a)(b)	36,306	78,058
Allakos, Inc.(a)	54,307	309,550
Allogene Therapeutics, Inc.(a)(b)	107,537	979,662
Allovir, Inc.(a)	44,294	298,985
Alpine Immune Sciences, Inc.(a)	19,884	178,359
Altimmune, Inc.(a)	61,429	374,103
ALX Oncology Holdings, Inc.(a)	26,983	456,013
Amicus Therapeutics, Inc.(a)	403,625	3,822,329
Amylyx Pharmaceuticals, Inc.(a)(b)	13,718	176,276
AnaptysBio, Inc.(a)	29,368	726,564
Anavex Life Sciences Corp.(a)(b)	103,178	1,270,121
ANI Pharmaceuticals, Inc.(a)	17,293	486,106
Annexon, Inc.(a)	46,724	127,557
Apellis Pharmaceuticals, Inc.(a)	119,712	6,082,567
Applied Molecular Transport, Inc.(a)(b)	37,144	279,323
Applied Therapeutics, Inc.(a)	33,159	69,965
Arbutus Biopharma Corp.(a)(b)	118,224	352,308
Arcellx, Inc.(a)	11,154	156,379
Arcturus Therapeutics Holdings, Inc.(a)(b)	32,372	872,749
Arcus Biosciences, Inc.(a)(b)	68,728	2,169,056
Arcutis Biotherapeutics, Inc.(a)	43,527	838,330
Ardelyx, Inc.(a)	152,253	162,911
Arvinas, Inc.(a)	72,167	4,856,839
Atara Biotherapeutics, Inc.(a)	133,883	1,243,773
Athenex, Inc.(a)	159,533	132,333
Athersys, Inc.(a)(b)	307,561	186,228
Atossa Therapeutics, Inc.(a)(b)	177,719	222,149
Atreca, Inc., Class A(a)	45,165	143,173
Aura Biosciences, Inc.(a)(b)	7,652	168,344
Avid Bioservices, Inc.(a)(b)	92,341	1,880,986
Avidity Biosciences, Inc.(a)	57,734	1,066,347
Avita Medical, Inc.(a)(b)	35,610	301,973
Avrobio, Inc.(a)	52,376	69,136
Beam Therapeutics, Inc.(a)(b)	78,498	4,497,935
Beyondspring, Inc.(a)(b)	35,019	77,042
BioAtla, Inc.(a)	23,389	116,945
BioCryst Pharmaceuticals, Inc.(a)	275,693	4,482,768
Biohaven Pharmaceutical Holding Co. Ltd.(a)(b)	85,185	10,100,385
Biomea Fusion, Inc.(a)(b)	29,655	132,261
Bioventus, Inc., Class A(a)	43,168	608,669
Bioxcel Therapeutics, Inc.(a)	25,925	542,092
Black Diamond Therapeutics, Inc.(a)	46,156	127,852
Bluebird Bio, Inc.(a)(b)	110,525	536,046
Blueprint Medicines Corp.(a)	89,785	5,735,466
Bolt Biotherapeutics, Inc.(a)	35,008	95,922
Bridgebio Pharma, Inc.(a)(b)	164,180	1,666,427
Brooklyn ImmunoTherapeutics, Inc.(a)(b)	44,700	91,635
C4 Therapeutics, Inc.(a)(b)	59,958	1,454,581
Cardiff Oncology, Inc.(a)	53,346	132,298
Caribou Biosciences, Inc.(a)	72,212	662,906
Castle Biosciences, Inc.(a)	33,145	1,486,885
Catalyst Pharmaceuticals, Inc.(a)(b)	150,582	1,248,325
Celcuity, Inc.(a)	10,906	101,971
Celldex Therapeutics, Inc.(a)(b)	70,555	2,403,103
CEL-SCI Corp.(a)(b)	55,169	216,814
Century Therapeutics, Inc.(a)(b)	19,330	243,365
Cerevel Therapeutics Holdings, Inc.(a)	62,900	2,202,129
ChemoCentryx, Inc.(a)	82,672	2,072,587

Security	Shares	Value

Biotechnology (continued)
Chinook Therapeutics, Inc.(a)	62,371	$1,020,390
CinCor Pharma, Inc.(a)	14,806	259,697
Clene, Inc.(a)(b)	31,295	123,302
Clovis Oncology, Inc.(a)(b)	166,183	335,690
Codexis, Inc.(a)	92,282	1,902,855
Codiak Biosciences, Inc.(a)	22,710	142,392
Cogent Biosciences, Inc.(a)	54,386	407,351
Coherus Biosciences, Inc.(a)	101,091	1,305,085
Collegium Pharmaceutical, Inc.(a)	52,764	1,074,275
Contra GTX, Inc.(b)(c)	944	968
Contra Zogenix, Inc.(b)	87,311	59,371
Cortexyme, Inc.(a)	30,019	185,818
Crinetics Pharmaceuticals, Inc.(a)	71,154	1,561,830
Cue Biopharma, Inc.(a)(b)	46,824	228,501
Cullinan Oncology, Inc.(a)	39,446	413,000
Curis, Inc.(a)	130,842	311,404
Cymabay Therapeutics, Inc.(a)	104,476	324,920
Cytokinetics, Inc.(a)	121,408	4,469,028
CytomX Therapeutics, Inc.(a)	111,108	296,658
CytoSorbents Corp.(a)(b)	64,033	204,265
Day One Biopharmaceuticals, Inc.(a)(b)	30,328	300,854
Deciphera Pharmaceuticals, Inc.(a)(b)	62,795	582,110
Denali Therapeutics, Inc.(a)(b)	139,816	4,497,881
Design Therapeutics, Inc.(a)(b)	42,093	679,802
Douglas Elliman, Inc.	109,704	800,839
Dynavax Technologies Corp.(a)(b)	164,629	1,784,578
Dyne Therapeutics, Inc.(a)	44,808	431,949
Editas Medicine, Inc.(a)(b)	106,153	2,019,030
Eiger Biopharmaceuticals, Inc.(a)	48,670	403,961
Eliem Therapeutics, Inc.(a)(b)	10,890	91,367
Emergent BioSolutions, Inc.(a)	75,085	3,082,990
Entrada Therapeutics, Inc.(a)(b)	12,531	117,666
Epizyme, Inc.(a)(b)	137,866	158,546
Erasca, Inc.(a)(b)	91,061	783,125
Evelo Biosciences, Inc.(a)(b)	47,428	160,781
EyePoint Pharmaceuticals, Inc.(a)	32,802	398,544
Fate Therapeutics, Inc.(a)(b)	124,554	4,828,959
FibroGen, Inc.(a)	134,015	1,610,860
Finch Therapeutics Group, Inc.(a)	13,935	70,093
Foghorn Therapeutics, Inc.(a)(b)	32,469	494,503
Forma Therapeutics Holdings, Inc.(a)	52,861	491,607
Forte Biosciences, Inc.(a)(b)	16,626	24,274
Fortress Biotech, Inc.(a)	112,543	153,058
Frequency Therapeutics, Inc.(a)(b)	60,914	129,138
Fulcrum Therapeutics, Inc.(a)	41,003	969,721
G1 Therapeutics, Inc.(a)(b)	62,743	476,847
Gemini Therapeutics, Inc.(a)(b)	30,941	43,008
Generation Bio Co.(a)(b)	72,200	529,948
Geron Corp.(a)(b)	436,582	593,752
Global Blood Therapeutics, Inc.(a)	94,927	3,288,271
Gossamer Bio, Inc.(a)	95,141	825,824
Graphite Bio, Inc.(a)(b)	39,938	203,684
Greenwich Lifesciences, Inc.(a)(b)	5,921	116,170
Gritstone bio, Inc.(a)(b)	65,192	268,591
GT Biopharma, Inc.(a)(b)	34,934	100,610
Halozyme Therapeutics, Inc.(a)(b)	212,148	8,460,462
Harpoon Therapeutics, Inc.(a)(b)	35,617	177,016
Harvard Bioscience, Inc.(a)	61,301	380,679
Heron Therapeutics, Inc.(a)(b)	142,674	816,095
Homology Medicines, Inc.(a)	66,601	202,467
Hookipa Pharma, Inc.(a)(b)	22,901	52,214
Humanigen, Inc.(a)(b)	67,653	203,636
iBio, Inc.(a)(b)	316,447	135,503

4

Schedule of Investments (unaudited) (continued) March 31, 2022	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Security	Shares	Value

Biotechnology (continued)
Icosavax, Inc.(a)	33,474	$235,657
Ideaya Biosciences, Inc.(a)	51,566	577,024
IGM Biosciences, Inc.(a)(b)	14,052	375,610
Imago Biosciences, Inc.(a)(b)	29,306	564,727
Immuneering Corp., Class A(a)(b)	12,353	79,924
Immunic, Inc.(a)	28,435	321,316
ImmunityBio, Inc.(a)(b)	108,929	611,092
ImmunoGen, Inc.(a)	334,518	1,592,306
Immunovant, Inc.(a)	64,437	355,048
Impel Neuropharma, Inc.(a)(b)	10,369	66,051
Inhibrx, Inc.(a)	42,881	955,389
Inovio Pharmaceuticals, Inc.(a)(b)	324,638	1,165,450
Inozyme Pharma, Inc.(a)(b)	17,048	69,726
Insmed, Inc.(a)	182,472	4,288,092
Instil Bio, Inc.(a)(b)	83,593	898,625
Intellia Therapeutics, Inc.(a)(b)	106,732	7,756,214
Intercept Pharmaceuticals, Inc.(a)(b)	38,914	633,131
Invitae Corp.(a)(b)	310,221	2,472,461
iTeos Therapeutics, Inc.(a)	31,011	997,934
IVERIC bio, Inc.(a)	176,134	2,964,335
Janux Therapeutics, Inc.(a)(b)	21,663	310,647
Jounce Therapeutics, Inc.(a)	52,063	353,508
Kala Pharmaceuticals, Inc.(a)(b)	61,146	84,381
Kaleido Biosciences, Inc.(a)(b)	19,163	31,619
KalVista Pharmaceuticals, Inc.(a)	33,923	500,025
Karuna Therapeutics, Inc.(a)	34,242	4,341,543
Karyopharm Therapeutics, Inc.(a)(b)	114,566	844,351
KemPharm, Inc.(a)(b)	42,902	215,797
Keros Therapeutics, Inc.(a)	24,533	1,334,105
Kezar Life Sciences, Inc.(a)	54,942	913,136
Kiniksa Pharmaceuticals Ltd., Class A(a)	44,646	443,781
Kinnate Biopharma, Inc.(a)	43,331	487,907
Kodiak Sciences, Inc.(a)	52,484	405,176
Kronos Bio, Inc.(a)	58,058	419,759
Krystal Biotech, Inc.(a)	30,644	2,039,052
Kura Oncology, Inc.(a)	98,720	1,587,418
Kymera Therapeutics, Inc.(a)(b)	52,704	2,230,433
Lexicon Pharmaceuticals, Inc.(a)	102,558	214,346
Ligand Pharmaceuticals, Inc.(a)	23,130	2,601,894
Lineage Cell Therapeutics, Inc.(a)(b)	177,498	273,347
Lyell Immunopharma, Inc.(a)(b)	168,613	851,496
MacroGenics, Inc.(a)	93,307	822,035
Madrigal Pharmaceuticals, Inc.(a)(b)	18,204	1,786,176
Magenta Therapeutics, Inc.(a)	54,237	157,287
MannKind Corp.(a)(b)	380,153	1,398,963
Marinus Pharmaceuticals, Inc.(a)	55,784	521,580
MaxCyte, Inc.(a)(b)	151,787	1,060,991
MeiraGTx Holdings plc(a)	45,301	627,419
Mersana Therapeutics, Inc.(a)	109,570	437,184
MiMedx Group, Inc.(a)(b)	174,043	819,743
Mirum Pharmaceuticals, Inc.(a)	5,856	128,949
Molecular Templates, Inc.(a)	68,237	235,418
Monte Rosa Therapeutics, Inc.(a)(b)	41,476	581,494
Morphic Holding, Inc.(a)	33,027	1,326,034
Mustang Bio, Inc.(a)(b)	105,659	106,716
Myriad Genetics, Inc.(a)	122,104	3,077,021
Neoleukin Therapeutics, Inc.(a)	49,979	93,961
NexImmune, Inc.(a)(b)	8,158	34,345
NGM Biopharmaceuticals, Inc.(a)	49,964	761,951
Nkarta, Inc.(a)	22,072	251,179
Nurix Therapeutics, Inc.(a)	49,846	698,342
Nuvalent, Inc., Class A(a)(b)	25,896	359,695
Ocugen, Inc.(a)(b)	286,566	945,668

Security	Shares	Value

Biotechnology (continued)
Olema Pharmaceuticals, Inc.(a)	38,665	$164,713
Omega Therapeutics, Inc.(a)(b)	26,396	164,711
Omeros Corp.(a)(b)	95,097	571,533
Oncocyte Corp.(a)(b)	110,088	164,031
Oncorus, Inc.(a)	30,013	53,423
Oncternal Therapeutics, Inc.(a)	65,934	91,648
OPKO Health, Inc.(a)	611,281	2,102,807
ORIC Pharmaceuticals, Inc.(a)(b)	48,221	257,500
Outlook Therapeutics, Inc.(a)(b)	125,636	223,632
Oyster Point Pharma, Inc.(a)(b)	17,594	204,794
Pacific Biosciences of California, Inc.(a)	298,113	2,712,828
Passage Bio, Inc.(a)	59,966	185,895
Personalis, Inc.(a)	54,190	443,816
Phathom Pharmaceuticals, Inc.(a)(b)	32,762	445,891
PMV Pharmaceuticals, Inc.(a)(b)	40,430	841,753
Portage Biotech, Inc.(a)(b)	6,706	44,058
Poseida Therapeutics, Inc.(a)	48,124	215,596
Praxis Precision Medicines, Inc.(a)(b)	52,779	538,874
Precigen, Inc.(a)(b)	144,839	305,610
Precision BioSciences, Inc.(a)	77,298	238,078
Prelude Therapeutics, Inc.(a)(b)	18,615	128,444
Prometheus Biosciences, Inc.(a)	46,299	1,748,250
Protagonist Therapeutics, Inc.(a)	69,238	1,639,556
Prothena Corp. PLC(a)	55,873	2,043,276
Provention Bio, Inc.(a)(b)	89,270	653,456
PTC Therapeutics, Inc.(a)	106,984	3,991,573
Pulse Biosciences, Inc.(a)(b)	21,148	102,779
Puma Biotechnology, Inc.(a)	47,281	136,169
Pyxis Oncology, Inc.(a)(b)	15,394	62,192
RadNet, Inc.(a)	69,775	1,560,867
Rallybio Corp.(a)(b)	11,393	79,523
Rapt Therapeutics, Inc.(a)	32,957	724,724
Recursion Pharmaceuticals, Inc., Class A(a)	180,388	1,291,578
REGENXBIO, Inc.(a)	60,601	2,011,347
Relay Therapeutics, Inc.(a)	107,567	3,219,480
Relmada Therapeutics, Inc.(a)	36,079	973,772
Replimune Group, Inc.(a)	47,471	806,058
Revolution Medicines, Inc.(a)	91,793	2,341,639
Rhythm Pharmaceuticals, Inc.(a)(b)	67,808	781,148
Rigel Pharmaceuticals, Inc.(a)	256,348	766,481
Rocket Pharmaceuticals, Inc.(a)(b)	63,947	1,014,199
Rubius Therapeutics, Inc.(a)(b)	68,336	376,531
Sana Biotechnology, Inc.(a)	136,097	1,124,161
Sangamo Therapeutics, Inc.(a)(b)	182,613	1,060,982
Scholar Rock Holding Corp.(a)	44,758	576,931
Selecta Biosciences, Inc.(a)(b)	154,589	190,144
Sensei Biotherapeutics, Inc.(a)(b)	33,652	77,736
Seres Therapeutics, Inc.(a)	111,300	792,456
Sesen Bio, Inc.(a)(b)	303,015	182,627
Shattuck Labs, Inc.(a)	39,554	168,500
Sigilon Therapeutics, Inc.(a)(b)	10,362	15,232
Silverback Therapeutics, Inc.(a)	32,599	114,422
Singular Genomics Systems, Inc.(a)(b)	65,009	410,207
Solid Biosciences, Inc.(a)	103,306	123,967
Sorrento Therapeutics, Inc.(a)(b)	468,947	1,092,647
Spero Therapeutics, Inc.(a)(b)	36,207	315,001
SpringWorks Therapeutics, Inc.(a)	44,910	2,534,720
Spruce Biosciences, Inc.(a)(b)	9,625	19,346
SQZ Biotechnologies Co.(a)	33,371	160,515
Stoke Therapeutics, Inc.(a)	29,955	630,553
Summit Therapeutics, Inc.(a)(b)	34,667	84,934
Surface Oncology, Inc.(a)	50,001	147,003
Sutro Biopharma, Inc.(a)	65,442	537,933

S E R I E S S C H E D U L E O F I N V E S T M E N T S	5

Schedule of Investments (unaudited) (continued) March 31, 2022	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Security	Shares	Value

Biotechnology (continued)
Syros Pharmaceuticals, Inc.(a)	112,522	$133,901
Talaris Therapeutics, Inc.(a)	32,454	319,347
Taysha Gene Therapies, Inc.(a)(b)	32,800	213,856
TCR2 Therapeutics, Inc.(a)	43,536	120,159
Tenaya Therapeutics, Inc.(a)(b)	38,511	453,660
Travere Therapeutics, Inc.(a)(b)	90,201	2,324,480
Trevena, Inc.(a)(b)	237,659	130,689
Turning Point Therapeutics, Inc.(a)	71,845	1,929,038
Twist Bioscience Corp.(a)	83,975	4,146,685
Tyra Biosciences, Inc.(a)	19,668	210,448
UroGen Pharma Ltd.(a)(b)	29,912	260,534
Vanda Pharmaceuticals, Inc.(a)	84,608	956,916
Vaxart, Inc.(a)(b)	187,570	945,353
Vaxcyte, Inc.(a)	62,895	1,518,914
VBI Vaccines, Inc.(a)(b)	310,101	514,768
Vera Therapeutics, Inc.(a)	20,106	472,290
Veracyte, Inc.(a)	104,048	2,868,603
Verastem, Inc.(a)	257,792	363,487
Vericel Corp.(a)	71,269	2,723,901
Verrica Pharmaceuticals, Inc.(a)(b)	21,272	172,516
Verve Therapeutics, Inc.(a)(b)	54,855	1,251,791
Viking Therapeutics, Inc.(a)	101,263	303,789
Vincerx Pharma, Inc.(a)(b)	22,974	91,896
Vir Biotechnology, Inc.(a)(b)	91,705	2,358,653
Viracta Therapeutics, Inc.(a)	53,640	255,326
VistaGen Therapeutics, Inc.(a)(b)	304,040	377,010
Vor BioPharma, Inc.(a)(b)	29,060	175,522
Werewolf Therapeutics, Inc.(a)	37,944	166,954
XBiotech, Inc.	21,897	189,190
Xencor, Inc.(a)	87,185	2,326,096
Xilio Therapeutics, Inc.(a)	12,495	88,340
XOMA Corp.(a)	9,810	274,484
Y-mAbs Therapeutics, Inc.(a)(b)	53,449	634,974
Zentalis Pharmaceuticals, Inc.(a)	55,860	2,577,380

		281,202,958

Building Materials — 0.7%
Aspen Aerogels, Inc.(a)	33,994	1,172,113
BlueLinx Holdings, Inc.(a)	14,233	1,023,068
Caesarstone Ltd.	34,219	359,984
Cornerstone Building Brands, Inc.(a)	82,912	2,016,420
Gibraltar Industries, Inc.(a)	51,157	2,197,193
Griffon Corp.	72,149	1,445,144
Masonite International Corp.(a)(b)	36,551	3,250,846
Patrick Industries, Inc.	34,852	2,101,576
PGT Innovations, Inc.(a)	88,617	1,593,334
Quanex Building Products Corp.	51,784	1,086,946
Simpson Manufacturing Co., Inc.	66,532	7,254,649
Summit Materials, Inc., Class A(a)(b)	182,234	5,660,188

		29,161,461

Building: Climate Control — 0.2%
AAON, Inc.	64,359	3,586,727
Comfort Systems USA, Inc.	54,788	4,876,680
View, Inc.(a)	118,301	217,674

		8,681,081

Building: Roofing, Wallboard & Plumbing(a) — 0.2%
Beacon Roofing Supply, Inc.(b)	85,749	5,083,201
JELD-WEN Holding, Inc.	140,948	2,858,425

		7,941,626

Cable Television Services(a) — 0.1%
AMC Networks, Inc., Class A(b)	44,555	1,810,270

Security	Shares	Value

Cable Television Services (continued)
Liberty Latin America Ltd., Class A(b)	80,083	$776,805
Liberty Latin America Ltd., Class C	219,760	2,107,498
WideOpenWest, Inc.	79,808	1,391,852

		6,086,425

Casinos & Gambling — 0.4%
Accel Entertainment, Inc.(a)	86,055	1,048,150
Century Casinos, Inc.(a)	41,366	494,324
Full House Resorts, Inc.(a)	52,068	500,373
Golden Nugget Online Gaming, Inc.(a)	61,035	433,959
International Game Technology PLC	153,088	3,778,212
Monarch Casino & Resort, Inc.(a)	20,380	1,777,747
Scientific Games Corp., Class A(a)	146,906	8,630,728

		16,663,493

Cement — 0.0%
Concrete Pumping Holdings, Inc.(a)	40,542	271,631

Chemicals: Diversified — 0.9%
AdvanSix, Inc.	41,723	2,131,628
American Vanguard Corp.	45,118	916,798
Avient Corp.	137,486	6,599,328
Cabot Corp.	85,718	5,863,968
CSW Industrials, Inc.	23,177	2,725,383
Danimer Scientific, Inc.(a)(b)	137,072	803,242
Ecovyst, Inc.	78,142	903,322
GCP Applied Technologies, Inc.(a)	101,449	3,187,528
Hawkins, Inc.	29,814	1,368,463
Ingevity Corp.(a)	61,288	3,926,722
Landec Corp.(a)	42,588	493,169
Marrone Bio Innovations, Inc.(a)	93,408	100,881
PureCycle Technologies, Inc.(a)(b)	83,607	668,856
Rayonier Advanced Materials, Inc.(a)	91,699	602,462
Sensient Technologies Corp.	62,895	5,280,035
Valhi, Inc.	1,656	48,537
Zymergen, Inc.(a)	119,999	346,797

		35,967,119

Chemicals: Specialty — 0.8%
Amyris, Inc.(a)(b)	273,295	1,191,566
Balchem Corp.	49,167	6,721,129
FutureFuel Corp.	39,115	380,589
Innospec, Inc.	37,751	3,493,855
Livent Corp.(a)	248,186	6,470,209
Orion Engineered Carbons SA	94,407	1,507,680
Park Aerospace Corp.	31,735	414,142
Quaker Chemical Corp.	20,775	3,590,128
Stepan Co.	33,720	3,331,873
Trinseo PLC	59,561	2,854,163
Tronox Holdings PLC, Class A	176,027	3,483,574

		33,438,908

Coal — 0.3%
Arch Resources, Inc.(b)	23,089	3,171,967
CONSOL Energy, Inc.(a)	52,376	1,970,909
Peabody Energy Corp.(a)	135,989	3,335,810
Warrior Met Coal, Inc.	78,488	2,912,690

		11,391,376

Commercial Banks — 0.1%
Dime Community Bancshares, Inc.	52,420	1,812,159
HomeTrust Bancshares, Inc.	22,705	670,479

		2,482,638

Commercial Finance & Mortgage Companies — 0.3%
Federal Agricultural Mortgage Corp., Class C	14,181	1,538,355

6

Schedule of Investments (unaudited) (continued) March 31, 2022	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Security	Shares	Value

Commercial Finance & Mortgage Companies (continued)
Meta Financial Group, Inc.	43,948	$2,413,624
Ocwen Financial Corp.(a)	12,838	305,031
PennyMac Financial Services, Inc.	46,395	2,468,214
RE/MAX Holdings, Inc., Class A	28,201	782,014
Velocity Financial Inc.(a)(b)	17,616	192,719
Walker & Dunlop, Inc.	44,781	5,795,557

		13,495,514

Commercial Services & Supplies — 0.0%
Aris Water Solution, Inc.	30,505	555,191
National Research Corp.	22,023	873,212

		1,428,403

Commercial Services: Rental & Leasing — 0.7%
GATX Corp.	53,388	6,584,342
GMS, Inc.(a)	65,631	3,266,455
H&E Equipment Services, Inc.	49,841	2,169,080
Herc Holdings, Inc.	38,190	6,381,167
McGrath RentCorp	37,454	3,182,841
NOW, Inc.(a)	167,786	1,850,680
Rush Enterprises, Inc., Class B	10,246	495,394
Triton International Ltd.	101,457	7,120,252
Willis Lease Finance Corp.(a)	4,940	159,019

		31,209,230

Commercial Vehicles & Parts — 0.2%
Blue Bird Corp.(a)(b)	25,067	471,761
Commercial Vehicle Group, Inc.(a)(b)	48,409	409,056
Cooper-Standard Holdings, Inc.(a)(b)	25,764	225,950
Miller Industries, Inc.	17,235	485,338
Modine Manufacturing Co.(a)	78,803	710,015
Motorcar Parts of America, Inc.(a)	27,475	489,879
REV Group, Inc.	43,602	584,267
Rush Enterprises, Inc., Class A	64,664	3,292,044
Shyft Group, Inc.	52,790	1,906,247
Wabash National Corp.	76,060	1,128,731

		9,703,288

Communications Technology — 0.8%
908 Devices, Inc.(a)(b)	28,929	549,940
ADTRAN, Inc.	74,884	1,381,610
Anterix, Inc.(a)	17,795	1,030,331
Avaya Holdings Corp.(a)(b)	128,969	1,634,037
Aviat Networks, Inc.(a)	10,089	310,439
Bandwidth, Inc., Class A(a)	35,284	1,142,849
Calix, Inc.(a)	84,307	3,617,613
Casa Systems, Inc.(a)	46,447	209,941
Comtech Telecommunications Corp.	41,372	649,127
Digi International, Inc.(a)	54,244	1,167,331
DZS, Inc.(a)	27,899	386,959
EchoStar Corp., Class A(a)	57,863	1,408,385
Extreme Networks, Inc.(a)	194,349	2,373,001
Harmonic, Inc.(a)	138,913	1,290,502
Infinera Corp.(a)(b)	280,539	2,432,273
Inseego Corp.(a)(b)	129,668	525,155
InterDigital, Inc.	47,409	3,024,694
KVH Industries, Inc.(a)(b)	27,118	246,774
Maxar Technologies, Inc.(b)	110,820	4,372,957
NeoPhotonics Corp.(a)	78,592	1,195,384
NETGEAR, Inc.(a)	45,468	1,122,150
Ooma, Inc.(a)	33,106	496,259

Security	Shares	Value

Communications Technology (continued)
Plantronics, Inc.(a)	65,591	$2,584,285
Ribbon Communications, Inc.(a)	110,086	340,166

		33,492,162

Computer Services Software & Systems — 6.7%
A10 Networks, Inc.	90,897	1,268,013
ACI Worldwide, Inc.(a)	181,669	5,720,757
Alarm.com Holdings, Inc.(a)	72,843	4,841,146
Alkami Technology, Inc.(a)	44,971	643,535
Altair Engineering, Inc., Class A(a)(b)	71,044	4,575,234
American Software, Inc., Class A	49,522	1,032,038
Appfolio, Inc., Class A(a)	29,310	3,318,185
Appian Corp.(a)(b)	60,309	3,667,993
Asana, Inc., Class A(a)	110,755	4,426,877
Aterian, Inc.(a)(b)	44,027	106,986
Avid Technology, Inc.(a)	54,641	1,905,332
Benefitfocus, Inc.(a)	38,318	483,573
BigCommerce Holdings, Inc., Series-1(a)	75,537	1,655,016
Blackbaud, Inc.(a)(b)	73,603	4,406,612
Blackline, Inc.(a)(b)	83,477	6,112,186
Blucora, Inc.(a)	75,056	1,467,345
Bottomline Technologies DE, Inc.(a)	67,450	3,823,066
Box, Inc., Class A(a)	209,022	6,074,179
Brightcove, Inc.(a)	64,907	506,275
BTRS Holdings, Inc.(a)	122,789	918,462
Cargurus, Inc.(a)	145,897	6,194,787
Cerence, Inc.(a)(b)	58,811	2,123,077
Cleanspark, Inc.(a)(b)	53,633	663,440
CommVault Systems, Inc.(a)	67,156	4,455,801
ComScore, Inc.(a)(b)	112,820	328,306
CoreCard Corp.(a)	11,424	313,018
Covetrus, Inc.(a)	158,292	2,657,723
CSG Systems International, Inc.	49,289	3,133,302
DarioHealth Corp.(a)(b)	19,922	116,344
Digimarc Corp.(a)(b)	19,392	511,367
Digital Turbine, Inc.(a)(b)	138,842	6,082,668
DigitalOcean Holdings, Inc.(a)(b)	77,634	4,491,127
Domo, Inc., Class B(a)	44,188	2,234,587
E2open Parent Holdings, Inc.(a)(b)	305,143	2,688,310
Ebix, Inc.	40,294	1,335,746
Envestnet, Inc.(a)	83,050	6,182,242
ePlus, Inc.(a)	40,889	2,292,237
Eventbrite, Inc., Class A(a)(b)	117,888	1,741,206
EverQuote, Inc., Class A(a)(b)	31,499	509,654
Evolent Health, Inc., Class A(a)(b)	121,765	3,933,009
fuboTV, Inc.(a)(b)	206,636	1,357,598
GAN Ltd.(a)	60,822	293,162
Grid Dynamics Holdings, Inc.(a)	71,241	1,003,073
Groupon, Inc.(a)(b)	36,579	703,414
GTY Technology Holdings, Inc.(a)(b)	47,244	152,598
HyreCar, Inc.(a)	26,547	63,182
Ideanomics, Inc.(a)(b)	669,102	749,394
JFrog Ltd.(a)(b)	82,508	2,223,591
Limelight Networks, Inc.(a)(b)	191,256	998,356
LivePerson, Inc.(a)	101,357	2,475,138
LiveRamp Holdings, Inc.(a)	101,340	3,789,103
Magnite, Inc.(a)(b)	198,830	2,626,544
ManTech International Corp., Class A	42,107	3,629,202
Marathon Digital Holdings, Inc.(a)(b)	146,142	4,084,669
MicroStrategy, Inc., Class A(a)(b)	14,353	6,980,151
Mimecast Ltd.(a)	94,605	7,526,774
Mitek Systems, Inc.(a)	66,630	977,462

S E R I E S S C H E D U L E O F I N V E S T M E N T S	7

Schedule of Investments (unaudited) (continued) March 31, 2022	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Security	Shares	Value

Computer Services Software & Systems (continued)
Momentive Global, Inc.(a)(b)	201,659	$3,278,975
Multiplan Corp.(a)(b)	497,609	2,328,810
NetScout Systems, Inc.(a)(b)	107,569	3,450,813
ON24, Inc.(a)	40,833	536,954
OneSpan, Inc.(a)	56,990	822,936
Ouster, Inc.(a)(b)	186,468	839,106
PagerDuty, Inc.(a)(b)	127,753	4,367,875
PAR Technology Corp.(a)(b)	39,187	1,580,804
Parsons Corp.(a)	40,904	1,582,985
Paya Holdings, Inc.(a)(b)	130,042	762,046
PDF Solutions, Inc.(a)	46,124	1,285,476
Perficient, Inc.(a)	49,899	5,493,381
Ping Identity Holding Corp.(a)	93,182	2,555,982
Progress Software Corp.	67,166	3,162,847
PROS Holdings, Inc.(a)(b)	61,258	2,040,504
Q2 Holdings, Inc.(a)(b)	84,244	5,193,643
Rackspace Technology, Inc.(a)	83,256	929,137
Rapid7, Inc.(a)(b)	86,341	9,604,573
Rimini Street, Inc.(a)	67,974	394,249
Riot Blockchain, Inc.(a)(b)	162,132	3,432,334
Sailpoint Technologies Holdings, Inc.(a)	140,094	7,170,011
Sapiens International Corp. NV	47,514	1,206,380
Schrodinger, Inc.(a)	69,618	2,375,366
SecureWorks Corp., Class A(a)	13,813	183,022
ShotSpotter, Inc.(a)	12,012	332,973
Shutterstock, Inc.	35,715	3,324,352
Simulations Plus, Inc.	23,459	1,195,940
Smith Micro Software, Inc.(a)(b)	68,015	256,417
Sprout Social, Inc., Class A(a)	69,329	5,554,639
SPS Commerce, Inc.(a)	55,126	7,232,531
Sumo Logic, Inc.(a)	139,331	1,625,993
TechTarget, Inc.(a)	39,974	3,249,087
Telos Corp.(a)	60,834	606,515
Tenable Holdings, Inc.(a)	141,346	8,168,385
Tucows, Inc., Class A(a)(b)	15,374	1,050,044
Unisys Corp.(a)	100,540	2,172,669
Upland Software, Inc.(a)	45,169	795,426
Upwork, Inc.(a)	180,763	4,200,932
Varonis Systems, Inc.(a)(b)	164,403	7,815,719
Verint Systems, Inc.(a)	98,659	5,100,670
Veritone, Inc.(a)(b)	43,307	791,652
Verra Mobility Corp.(a)	230,901	3,759,068
Viant Technology, Inc., Class A(a)	18,892	123,743
VirnetX Holding Corp.(a)	96,165	156,749
Workiva, Inc.(a)(b)	65,708	7,753,544
Yelp, Inc.(a)	109,013	3,718,433
Yext, Inc.(a)(b)	179,229	1,234,888
Zuora, Inc., Class A(a)	173,722	2,602,356

		285,975,106

Computer Technology — 0.7%
3D Systems Corp.(a)	190,094	3,170,768
Cantaloupe, Inc.(a)	91,146	617,058
Corsair Gaming, Inc.(a)(b)	41,518	878,521
Diebold Nixdorf, Inc.(a)	112,326	755,954
Identiv, Inc.(a)	33,764	545,964
Impinj, Inc.(a)	28,848	1,833,002
Insight Enterprises, Inc.(a)	52,156	5,597,382
PC Connection, Inc.	16,720	875,961
Quantum Corp.(a)(b)	90,596	205,653
Super Micro Computer, Inc.(a)	67,859	2,583,392
Synaptics, Inc.(a)(b)	60,553	12,080,323

		29,143,978

Security	Shares	Value

Construction — 0.4%
Construction Partners, Inc., Class A(a)(b)	55,615	$1,456,001
EMCOR Group, Inc.	79,488	8,952,733
Granite Construction, Inc.	70,059	2,297,935
Great Lakes Dredge & Dock Corp.(a)	99,354	1,393,937
Innovate Corp.(a)(b)	77,220	284,942
Primoris Services Corp.	83,094	1,979,299
Sterling Construction Co., Inc.(a)	43,324	1,161,083
Tutor Perini Corp.(a)	66,361	716,699

		18,242,629

Consumer Electronics(a) — 0.2%
Sonos, Inc.(b)	194,655	5,493,164
Universal Electronics, Inc.	20,123	628,642
VOXX International Corp.	25,338	252,620
Vuzix Corp.(b)	88,923	586,892

		6,961,318

Consumer Lending — 0.6%
Curo Group Holdings Corp.	32,093	418,814
Encore Capital Group, Inc.(a)(b)	36,817	2,309,530
Enova International, Inc.(a)(b)	55,774	2,117,739
Ezcorp, Inc., Class A(a)	77,791	469,858
LendingTree, Inc.(a)	17,767	2,126,177
Marcus & Millichap, Inc.	35,944	1,893,530
MoneyGram International, Inc.(a)	136,415	1,440,542
Navient Corp.	229,004	3,902,228
Nelnet, Inc., Class A	26,317	2,236,682
Oportun Financial Corp.(a)	33,015	474,095
PRA Group, Inc.(a)(b)	66,047	2,977,399
PROG Holdings, Inc.(a)	82,939	2,386,155
Regional Management Corp.	11,998	582,743
World Acceptance Corp.(a)	6,505	1,247,919

		24,583,411

Consumer Services: Miscellaneous — 0.3%
Cars.com, Inc.(a)	103,285	1,490,403
Chuy’s Holdings, Inc.(a)	30,052	811,404
FirstCash Holdings, Inc.	60,896	4,283,425
Franchise Group, Inc.	43,440	1,799,719
KAR Auction Services, Inc.(a)	184,463	3,329,557
Udemy, Inc.(a)	22,527	280,686
WW International, Inc.(a)(b)	79,617	814,482

		12,809,676

Containers & Packaging — 0.3%
Greif, Inc., Class A	38,604	2,511,576
Greif, Inc., Class B	10,120	645,251
Myers Industries, Inc.	55,683	1,202,753
O-I Glass, Inc.(a)	227,504	2,998,503
Pactiv Evergreen, Inc.	66,982	673,839
Ranpak Holdings Corp.(a)	58,888	1,203,082
UFP Technologies, Inc.(a)(b)	10,709	708,615
Veritiv Corp.(a)	21,916	2,927,758

		12,871,377

Cosmetics — 0.1%
elf Beauty, Inc.(a)	74,309	1,919,402
Inter Parfums, Inc.	27,421	2,414,419
Revlon, Inc., Class A(a)(b)	11,949	96,428

		4,430,249

Diversified Financial Services — 0.7%
Alerus Financial Corp.	21,917	605,786
Associated Capital Group, Inc., Class A	3,113	130,466
Cannae Holdings, Inc.(a)	131,954	3,156,340
European Wax Center, Inc., Class A(a)	19,759	584,076

8

Schedule of Investments (unaudited) (continued) March 31, 2022	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Security	Shares	Value

Diversified Financial Services (continued)
Greenhill & Co., Inc.	22,224	$343,805
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	117,463	5,571,270
Houlihan Lokey, Inc.	78,215	6,867,277
MBIA, Inc.(a)	73,783	1,135,520
MidWestOne Financial Group, Inc.	22,466	743,625
Moelis & Co., Class A	94,077	4,416,915
Piper Sandler Cos	26,795	3,516,844
StoneMor, Inc.(a)	58,858	153,619
Tiptree, Inc.	37,480	481,618

		27,707,161

Diversified Manufacturing Operations — 0.4%
Barnes Group, Inc.	73,375	2,948,941
Custom Truck One Source, Inc.(a)	85,465	717,051
Enerpac Tool Group Corp.(b)	91,789	2,009,261
Federal Signal Corp.	93,332	3,149,955
Harsco Corp.(a)	120,816	1,478,788
Luxfer Holdings PLC	43,897	737,470
OSI Systems, Inc.(a)	25,548	2,174,646
PowerSchool Holdings, Inc., Class A(a)	65,599	1,083,040
Standex International Corp.	18,357	1,834,231
TriMas Corp.	67,790	2,175,381

		18,308,764

Diversified Materials & Processing — 0.3%
Belden, Inc.(b)	67,824	3,757,450
Encore Wire Corp.	30,187	3,443,431
Insteel Industries, Inc.(b)	29,169	1,078,961
Koppers Holdings, Inc.	33,469	921,067
NL Industries, Inc.	9,941	71,476
Tredegar Corp.	40,253	482,633
Uranium Energy Corp.(a)	394,217	1,809,456

		11,564,474

Diversified Media(a) — 0.0%
EW Scripps Co., Class A	88,031	1,830,165
Hemisphere Media Group, Inc.(b)	26,455	120,899

		1,951,064

Diversified Retail — 1.0%
Big Lots, Inc.	43,066	1,490,084
BJ’s Wholesale Club Holdings, Inc.(a)	209,334	14,153,072
Dillard’s, Inc., Class A(b)	8,322	2,233,542
Duluth Holdings, Inc., Class B(a)(b)	21,183	259,068
Global Industrial Co.	19,069	614,594
Macy’s, Inc.	460,842	11,226,111
Overstock.com, Inc.(a)	65,653	2,889,060
Porch Group, Inc.(a)(b)	117,164	813,704
PriceSmart, Inc.	36,350	2,866,924
Revolve Group, Inc.(a)(b)	54,863	2,945,594
Stitch Fix, Inc., Class A(a)	124,881	1,257,552
Winmark Corp.	5,226	1,149,720

		41,899,025

Drug & Grocery Store Chains — 0.3%
Ingles Markets, Inc., Class A	21,470	1,911,904
PetMed Express, Inc.	31,341	808,598
Rite Aid Corp.(a)(b)	86,181	754,084
Sprouts Farmers Market, Inc.(a)	172,692	5,522,690
Village Super Market, Inc., Class A	13,818	338,541
Weis Markets, Inc.	25,146	1,795,927

		11,131,744

Security	Shares	Value

Education Services — 0.6%
2U, Inc.(a)	111,371	$1,479,007
Adtalem Global Education, Inc.(a)	75,363	2,239,035
American Public Education, Inc.(a)	30,013	637,476
Coursera, Inc.(a)	112,868	2,600,479
Franklin Covey Co.(a)	19,637	887,985
Graham Holdings Co., Class B	5,897	3,605,839
HealthStream, Inc.(a)	39,677	790,366
Houghton Mifflin Harcourt Co.(a)	197,559	4,150,715
Laureate Education, Inc., Class A	150,630	1,784,965
Perdoceo Education Corp.(a)	107,930	1,239,036
Strategic Education, Inc.	37,404	2,482,877
Stride, Inc.(a)	63,271	2,298,635

		24,196,415

Electronic Components — 0.8%
Acacia Research Corp.(a)	73,479	331,390
American Superconductor Corp.(a)(b)	40,149	305,534
Array Technologies, Inc.(a)(b)	195,636	2,204,818
Eos Energy Enterprises, Inc.(a)(b)	69,490	290,468
Methode Electronics, Inc.	53,223	2,301,895
MicroVision, Inc.(a)(b)	255,803	1,194,600
Novanta, Inc.(a)	54,134	7,702,727
NVE Corp.	7,682	418,438
Rogers Corp.(a)	28,643	7,782,303
Sanmina Corp.(a)	93,418	3,775,956
ScanSource, Inc.(a)	38,392	1,335,658
Stem, Inc.(a)(b)	174,587	1,922,203
TTM Technologies, Inc.(a)	158,813	2,353,609
Velodyne Lidar, Inc.(a)	116,349	297,853

		32,217,452

Electronic Entertainment — 0.0%
PlayAGS, Inc.(a)	44,622	297,629
Turtle Beach Corp.(a)	23,215	494,247
Via Renewables, Inc.	18,805	154,953

		946,829

Electronics(a) — 0.5%
Agilysys, Inc.	33,183	1,323,338
Daktronics, Inc.	60,802	233,480
II-VI, Inc.(b)	162,169	11,755,631
Integer Holdings Corp.	50,234	4,047,353
iRobot Corp.	41,061	2,603,267
Iteris, Inc.	65,743	195,914
nLight, Inc.	66,953	1,160,965

		21,319,948

Energy Equipment — 0.8%
API Group Corp.(a)(d)	309,927	6,517,765
Arcosa, Inc.	74,262	4,251,499
Beam Global(a)(b)	13,184	269,613
Bloom Energy Corp., Class A(a)	217,542	5,253,639
Expro Group Holdings NV(a)	72,447	1,288,108
FuelCell Energy, Inc.(a)(b)	566,251	3,261,606
Matador Resources Co.	169,654	8,988,269
SunPower Corp.(a)(b)	122,375	2,628,615
TPI Composites, Inc.(a)	56,407	793,082

		33,252,196

Engineering & Contracting Services — 1.2%
Argan, Inc.	22,649	919,323
Dycom Industries, Inc.(a)	45,059	4,292,320
Exponent, Inc.	79,115	8,548,376
Fluor Corp.(a)(b)	216,998	6,225,673
IES Holdings, Inc.(a)	13,540	544,308

S E R I E S S C H E D U L E O F I N V E S T M E N T S	9

Schedule of Investments (unaudited) (continued) March 31, 2022	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Security	Shares	Value

Engineering & Contracting Services (continued)
KBR, Inc.	216,157	$11,830,272
Mistras Group, Inc.(a)	27,467	181,557
MYR Group, Inc.(a)	25,419	2,390,403
NETSTREIT Corp.	61,467	1,379,319
Tetra Tech, Inc.	82,328	13,579,180
VSE Corp.	16,107	742,372
Willdan Group, Inc.(a)	16,539	507,582

		51,140,685

Entertainment(a) — 0.7%
AMC Entertainment Holdings, Inc., Class A(b)	788,364	19,425,289
Chicken Soup For The Soul Entertainment, Inc.	10,364	82,808
Cinemark Holdings, Inc.	165,318	2,856,695
CuriosityStream, Inc.	38,908	112,833
EROS STX Global Corp.(b)	24,260	67,685
Golden Entertainment, Inc.	26,053	1,512,898
IMAX Corp.	76,136	1,441,255
Lions Gate Entertainment Corp., Class A(b)	94,339	1,533,009
Lions Gate Entertainment Corp., Class B(b)	174,946	2,629,438

		29,661,910

Environmental, Maintenance, & Security Service — 0.5%
ABM Industries, Inc.	103,230	4,752,709
BrightView Holdings, Inc.(a)	63,604	865,650
Brink’s Co.	73,629	5,006,772
Healthcare Services Group, Inc.	114,623	2,128,549
IBEX Holdings Ltd.(a)(b)	10,191	162,445
Montrose Environmental Group, Inc.(a)	40,093	2,122,123
SP Plus Corp.(a)	34,800	1,091,328
UniFirst Corp.	23,148	4,265,713
Vivint Smart Home, Inc.(a)	145,713	985,020

		21,380,309

Financial Data & Systems — 0.5%
Atlanticus Holdings Corp.(a)	7,396	383,039
Cass Information Systems, Inc.	22,211	819,808
Donnelley Financial Solutions, Inc.(a)	44,593	1,483,163
Everi Holdings, Inc.(a)	130,446	2,739,366
EVERTEC, Inc.	92,665	3,792,778
Evo Payments, Inc., Class A(a)	73,529	1,697,785
Green Dot Corp., Class A(a)	80,675	2,216,949
GreenBox POS(a)(b)	25,085	105,859
I3 Verticals, Inc., Class A(a)	33,540	934,424
International Money Express, Inc.(a)	49,070	1,011,333
LendingClub Corp.(a)	153,637	2,424,392
Priority Technology Holdings, Inc.(a)(b)	9,786	56,269
Repay Holdings Corp.(a)(b)	134,769	1,990,538
Value Line, Inc.	1,578	105,726

		19,761,429

Food & Staples Retailing — 0.0%
Natural Grocers by Vitamin Cottage, Inc.	14,822	290,511

Foods — 1.2%
AppHarvest, Inc.(a)(b)	106,445	572,142
B&G Foods, Inc.	97,801	2,638,671
Chefs’ Warehouse, Inc.(a)	48,326	1,575,428
HF Foods Group, Inc.(a)(b)	54,160	360,706
Hostess Brands, Inc.(a)	210,987	4,629,055
J & J Snack Foods Corp.	22,683	3,518,133
John B Sanfilippo & Son, Inc.	13,521	1,128,192
Laird Superfood, Inc.(a)	11,995	43,302
Lancaster Colony Corp.	28,273	4,216,918
Medifast, Inc.	17,586	3,003,337

Security	Shares	Value

Foods (continued)
Mission Produce, Inc.(a)	56,782	$718,292
Nature’s Sunshine Products, Inc.(a)	19,301	324,643
Performance Food Group Co.(a)	232,230	11,822,829
Seneca Foods Corp., Class A(a)	9,206	474,477
Simply Good Foods Co.(a)	130,741	4,961,621
Sovos Brands, Inc.(a)	39,841	564,945
SpartanNash Co.	54,045	1,782,945
Tattooed Chef, Inc.(a)(b)	72,463	911,585
Tootsie Roll Industries, Inc.	24,880	869,829
TreeHouse Foods, Inc.(a)	79,325	2,559,024
United Natural Foods, Inc.(a)(b)	86,564	3,579,421
Utz Brands, Inc.	93,555	1,382,743
Vita Coco Co., Inc.(a)	13,927	124,786
Vital Farms, Inc.(a)(b)	37,935	468,877
Whole Earth Brands, Inc.(a)(b)	54,847	392,704

		52,624,605

Forest Products — 0.3%
Boise Cascade Co.	59,612	4,141,246
UFP Industries, Inc.	92,213	7,115,155

		11,256,401

Forms & Bulk Printing Services — 0.1%
Deluxe Corp.	65,820	1,990,397
Ennis, Inc.	39,632	732,003

		2,722,400

Fruit & Grain Processing — 0.0%
MGP Ingredients, Inc.	21,916	1,875,790

Funeral Parlors & Cemeteries — 0.2%
Carriage Services, Inc.	23,681	1,262,908
Hillenbrand, Inc.	112,391	4,964,310
Matthews International Corp., Class A	47,418	1,534,447

		7,761,665

Gas Pipeline — 0.1%
Equitrans Midstream Corp.	625,060	5,275,506
Kinetik Holdings Inc, Class A	4,956	322,190

		5,597,696

Glass — 0.0%
Apogee Enterprises, Inc.	37,419	1,775,906

Gold(a) — 0.1%
Coeur Mining, Inc.	396,083	1,762,569
Novagold Resources, Inc.	362,778	2,804,274

		4,566,843

Health Care Equipment & Supplies(a) — 0.0%
Inogen, Inc.	31,294	1,014,551
Paragon 28, Inc.	12,970	217,118
PROCEPT BioRobotics Corp.(b)	10,631	371,979

		1,603,648

Health Care Facilities — 0.9%
Apollo Medical Holdings, Inc.(a)(b)	57,620	2,792,841
Brookdale Senior Living, Inc.(a)	282,788	1,993,655
CVRx, Inc.(a)(b)	11,889	71,215
Ensign Group, Inc.	80,424	7,238,964
Hanger, Inc.(a)	57,173	1,047,981
Joint Corp.(a)	20,755	734,520
LifeStance Health Group, Inc.(a)(b)	104,252	1,053,988
National HealthCare Corp.	18,967	1,332,053
Ontrak, Inc.(a)	12,797	28,985
Pliant Therapeutics, Inc.(a)	38,444	269,493
RxSight, Inc.(a)(b)	22,118	273,821

10

Schedule of Investments (unaudited) (continued) March 31, 2022	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care Facilities (continued)
Select Medical Holdings Corp.	169,400	$4,063,906
Sight Sciences, Inc.(a)(b)	29,120	336,627
Tenet Healthcare Corp.(a)(b)	162,091	13,933,342
U.S. Physical Therapy, Inc.	19,703	1,959,463

		37,130,854

Health Care Management Services(a) — 0.3%
1Life Healthcare, Inc.(b)	180,037	1,994,810
Computer Programs & Systems, Inc.	21,195	730,168
Option Care Health, Inc.	243,313	6,949,019
Progyny, Inc.(b)	98,509	5,063,363

		14,737,360

Health Care Services — 2.2%
Accelerate Diagnostics, Inc.(a)(b)	52,110	75,038
Accolade, Inc.(a)	79,396	1,394,194
Addus HomeCare Corp.(a)	23,531	2,195,207
Agiliti, Inc.(a)(b)	35,904	757,574
AirSculpt Technologies, Inc.(a)	10,949	149,782
Alignment Healthcare, Inc.(a)(b)	122,280	1,373,204
Allscripts Healthcare Solutions, Inc.(a)	185,442	4,176,154
American Well Corp., Class A(a)(b)	281,434	1,184,837
AMN Healthcare Services, Inc.(a)	71,834	7,494,441
Aveanna Healthcare Holdings, Inc.(a)	58,037	197,906
Biodesix, Inc.(a)(b)	20,553	34,735
Butterfly Network, Inc.(a)(b)	192,306	915,377
Cara Therapeutics, Inc.(a)	69,817	848,277
Convey Health Solutions Holdings, Inc.(a)	18,454	120,689
CorVel Corp.(a)	13,250	2,231,830
Cross Country Healthcare, Inc.(a)	54,319	1,177,093
Cue Health, Inc.(a)(b)	21,772	140,429
Forian, Inc.(a)(b)	26,005	180,995
Health Catalyst, Inc.(a)	82,722	2,161,526
HealthEquity, Inc.(a)	125,080	8,435,395
Inari Medical, Inc.(a)(b)	52,684	4,775,278
LHC Group, Inc.(a)	46,722	7,877,329
MEDNAX, Inc.(a)(b)	115,838	2,719,876
ModivCare, Inc.(a)	18,913	2,182,371
NantHealth, Inc.(a)	45,434	34,239
NeoGenomics, Inc.(a)	177,679	2,158,800
NextGen Healthcare, Inc.(a)	86,108	1,800,518
Omnicell, Inc.(a)	66,801	8,650,062
OptimizeRx Corp.(a)	26,897	1,014,286
Ortho Clinical Diagnostics Holdings PLC(a)	184,126	3,435,791
Pennant Group, Inc.(a)(b)	38,847	723,720
Phibro Animal Health Corp., Class A	31,916	636,724
Phreesia, Inc.(a)	76,717	2,022,260
Privia Health Group, Inc.(a)(b)	60,846	1,626,414
R1 RCM, Inc.(a)	181,569	4,858,787
Ryman Hospitality Properties, Inc.(a)	82,499	7,653,432
SOC Telemed, Inc.(a)(b)	91,663	274,072
Surgery Partners, Inc.(a)	52,419	2,885,666
Tabula Rasa HealthCare, Inc.(a)(b)	35,951	207,078
Talis Biomedical Corp.(a)(b)	18,330	25,845
Tivity Health, Inc.(a)	66,301	2,132,903
Viemed Healthcare, Inc.(a)(b)	53,389	265,877

		93,206,011

Health Care: Miscellaneous(a) — 0.2%
Absci Corp.(b)	80,096	675,209

Security	Shares	Value

Health Care: Miscellaneous (continued)
Berkeley Lights, Inc.(b)	74,314	$528,373
Medpace Holdings, Inc.	44,470	7,274,847

		8,478,429

Home Building — 0.8%
Beazer Homes USA, Inc.(a)	45,816	697,319
Century Communities, Inc.	45,999	2,464,166
Hovnanian Enterprises, Inc., Class A(a)	8,030	474,573
Installed Building Products, Inc.	36,429	3,077,886
KB Home	118,034	3,821,941
Legacy Housing Corp.(a)	14,089	302,350
LGI Homes, Inc.(a)	33,148	3,237,897
M/I Homes, Inc.(a)	44,796	1,986,703
MDC Holdings, Inc.	89,175	3,374,382
Meritage Homes Corp.(a)	56,735	4,495,114
Taylor Morrison Home Corp.(a)(b)	183,900	5,005,758
Tri Pointe Homes, Inc.(a)	157,897	3,170,572

		32,108,661

Hotel/Motel — 0.2%
Bally’s Corp.(a)(b)	50,950	1,566,203
F45 Training Holdings, Inc.(a)	44,119	472,073
First Watch Restaurant Group, Inc.(a)	18,784	245,131
Krispy Kreme, Inc.	123,909	1,840,049
Marcus Corp.(a)	37,198	658,404
NEOGAMES SA(a)	16,814	259,440
Red Rock Resorts, Inc., Class A	80,353	3,901,942
Xponential Fitness, Inc., Class A(a)	13,609	318,995

		9,262,237

Household Appliances — 0.0%
Hamilton Beach Brands Holding Co., Class A	10,779	125,360
Landsea Homes Corp.(a)	12,665	108,286
National Presto Industries, Inc.	7,660	589,437
Snap One Holdings Corp.(a)	19,472	287,212
Traeger, Inc.(a)(b)	32,873	244,575

		1,354,870

Household Equipment & Products — 0.5%
Central Garden & Pet Co.(a)(b)	18,332	805,875
Central Garden & Pet Co., Class A(a)	58,017	2,365,933
Energizer Holdings, Inc.	93,816	2,885,780
Helen of Troy Ltd.(a)(b)	36,964	7,239,030
LiveOne, Inc.(a)(b)	71,532	58,370
Tupperware Brands Corp.(a)	74,718	1,453,265
Weber, Inc.(b)	28,168	276,892
Zurn Water Solutions Corp.	184,153	6,519,016

		21,604,161

Household Furnishings — 0.2%
American Woodmark Corp.(a)	25,772	1,261,540
Bassett Furniture Industries, Inc.	13,681	226,557
Ethan Allen Interiors, Inc.	34,380	896,287
Flexsteel Industries, Inc.	9,438	182,153
Hooker Furnishings Corp.	18,337	347,303
Kirkland’s, Inc.(a)	21,128	196,279
La-Z-Boy, Inc.	67,422	1,777,918
Lifetime Brands, Inc.	19,521	250,650
Lovesac Co.(a)	19,597	1,059,414
Purple Innovation, Inc.(a)	87,727	513,203
Sleep Number Corp.(a)	33,668	1,707,304

		8,418,608

S E R I E S S C H E D U L E O F I N V E S T M E N T S	11

Schedule of Investments (unaudited) (continued) March 31, 2022	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Security	Shares	Value

Insurance: Life — 0.4%
American Equity Investment Life Holding Co.	127,242	$5,078,228
Bright Health Group, Inc.(a)(b)	376,706	727,043
Citizens, Inc.(a)(b)	76,911	326,103
CNO Financial Group, Inc.	182,832	4,587,255
MetroMile, Inc.(a)	139,867	184,624
National Western Life Group, Inc., Class A	4,228	889,571
Selectquote, Inc.(a)(b)	209,364	584,126
Trean Insurance Group, Inc.(a)(b)	31,544	147,941
Trupanion, Inc.(a)	58,550	5,217,976

		17,742,867

Insurance: Multi-Line — 0.4%
American National Group, Inc.	11,477	2,170,186
BRP Group, Inc., Class A(a)	73,137	1,962,266
Crawford & Co., Class A	27,856	210,591
eHealth, Inc.(a)	39,271	487,353
Goosehead Insurance, Inc., Class A	27,686	2,175,289
Horace Mann Educators Corp.	63,972	2,675,949
James River Group Holdings Ltd.	48,689	1,204,566
Maiden Holdings Ltd.(a)(b)	93,379	225,043
Mr Cooper Group, Inc.(a)(b)	94,745	4,327,004
SiriusPoint Ltd.(a)(b)	136,544	1,021,349

		16,459,596

Insurance: Property-Casualty — 1.6%
AMERISAFE, Inc.	29,537	1,467,103
Argo Group International Holdings Ltd.	48,429	1,999,149
Donegal Group, Inc., Class A	16,442	220,487
Employers Holdings, Inc.	42,660	1,749,913
Enstar Group Ltd.(a)	18,952	4,949,315
Essent Group Ltd.	165,136	6,805,255
Genworth Financial, Inc., Class A(a)	761,926	2,880,080
Greenlight Capital Re Ltd., Class A(a)	45,606	322,434
HCI Group, Inc.	8,685	592,143
Heritage Insurance Holdings, Inc.	37,672	268,978
Hilltop Holdings, Inc.	94,492	2,778,065
Investors Title Co.	2,120	430,805
Kinsale Capital Group, Inc.	32,931	7,508,927
NI Holdings, Inc.(a)	17,790	301,718
NMI Holdings, Inc., Class A(a)	128,245	2,644,412
Palomar Holdings, Inc.(a)(b)	37,696	2,412,167
ProAssurance Corp.	79,587	2,139,299
Radian Group, Inc.	275,707	6,123,453
RLI Corp.	61,537	6,807,838
Safety Insurance Group, Inc.	21,629	1,964,995
Selective Insurance Group, Inc.	91,241	8,153,296
Stewart Information Services Corp.	40,510	2,455,311
United Fire Group, Inc.	32,225	1,001,231
United Insurance Holdings Corp.	29,849	98,800
Universal Insurance Holdings, Inc.	42,660	575,483

		66,650,657

International Trade & Diversified Logistic(a) — 0.1%
CryoPort, Inc.(b)	63,376	2,212,456
Radiant Logistics, Inc.(b)	64,753	412,477
Vectrus, Inc.	17,636	632,427

		3,257,360

Internet Software & Services(a) — 0.2%
1stdibs.com, Inc.(b)	26,088	208,443
aka Brands Holding Corp.	13,206	58,371
ChannelAdvisor Corp.	45,492	753,802
eGain Corp.	34,204	396,082
Flywire Corp.	86,102	2,632,999

Security	Shares	Value

Internet Software & Services (continued)
Gogo, Inc.(b)	89,662	$1,708,958
Lulu’s Fashion Lounge Holdings, Inc.	11,108	75,312
MediaAlpha, Inc., Class A	32,376	535,823
Outbrain, Inc.	25,256	270,997
Quotient Technology, Inc.	131,056	836,137
Remitly Global, Inc.(b)	17,502	172,745
Rent the Runway, Inc.	26,754	184,335
Society Pass, Inc.(b)	3,943	11,711
TrueCar, Inc.	150,084	592,832
Xometry, Inc., Class A(b)	36,750	1,350,562

		9,789,109

Leisure Time — 0.9%
Acushnet Holdings Corp.	52,163	2,100,082
American Outdoor Brands, Inc.(a)(b)	20,502	269,191
AMMO, Inc.(a)(b)	135,985	652,728
Callaway Golf Co.(a)	177,902	4,166,465
Clarus Corp.	40,047	912,271
Drive Shack, Inc.(a)(b)	124,388	191,558
Escalade, Inc.	15,322	202,250
Genius Brands International, Inc.(a)(b)	431,518	440,148
Hilton Grand Vacations, Inc.(a)(b)	132,277	6,879,727
Johnson Outdoors, Inc., Class A	8,574	666,457
Latham Group, Inc.(a)(b)	62,593	828,731
Liberty TripAdvisor Holdings, Inc., Class A(a)(b)	111,831	229,254
Life Time Group Holdings, Inc.(a)(b)	60,906	885,573
Lindblad Expeditions Holdings, Inc.(a)	48,608	733,009
Madison Square Garden Entertainment Corp.(a)	40,030	3,334,899
Nautilus, Inc.(a)	45,255	186,451
OneSpaWorld Holdings Ltd.(a)(b)	83,396	850,639
Portillo’s, Inc.(a)(b)	35,782	878,806
RCI Hospitality Holdings, Inc.	13,067	803,098
SeaWorld Entertainment, Inc.(a)	76,150	5,668,606
Smith & Wesson Brands, Inc.	72,298	1,093,869
Sturm Ruger & Co., Inc.	26,057	1,814,088
Vista Outdoor, Inc.(a)	84,776	3,025,655

		36,813,555

Life Sciences Tools & Services(a) — 0.0%
Codex DNA, Inc.(b)	12,075	64,843
IsoPlexis Corp.(b)	8,859	30,386
WaVe Life Sciences Ltd.	65,179	130,358

		225,587

Luxury Items — 0.2%
Movado Group, Inc.	24,262	947,431
Signet Jewelers Ltd.	80,806	5,874,596
Stagwell, Inc.(a)	94,929	687,286

		7,509,313

Machinery: Agricultural — 0.2%
Alamo Group, Inc.	15,433	2,219,111
Integral Ad Science Holding Corp.(a)	42,148	581,643
Lindsay Corp.	16,693	2,620,968
Titan International, Inc.(a)	77,247	1,137,848
Titan Machinery, Inc.(a)	29,884	844,522

		7,404,092

Machinery: Construction & Handling — 0.2%
Astec Industries, Inc.	35,425	1,523,275
Douglas Dynamics, Inc.	35,071	1,213,106
Manitowoc Co., Inc.(a)	53,437	805,830
Terex Corp.	105,104	3,748,008

		7,290,219

12

Schedule of Investments (unaudited) (continued) March 31, 2022	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Security	Shares	Value

Machinery: Industrial — 1.5%
AgEagle Aerial Systems, Inc.(a)(b)	100,550	$119,655
Altra Industrial Motion Corp.	99,683	3,880,659
Applied Industrial Technologies, Inc.	57,587	5,911,881
Chart Industries, Inc.(a)(b)	55,798	9,584,422
Columbus McKinnon Corp.	43,153	1,829,687
Desktop Metal, Inc., Class A(a)	285,389	1,352,744
DXP Enterprises, Inc.(a)	27,053	732,866
EnPro Industries, Inc.	31,622	3,090,418
EVI Industries, Inc.(a)(b)	7,342	136,488
Hydrofarm Holdings Group, Inc.(a)	61,249	927,922
Hyliion Holdings Corp.(a)(b)	187,623	831,170
Hyster-Yale Materials Handling, Inc.	15,850	526,379
John Bean Technologies Corp.	48,176	5,707,411
Kadant, Inc.	17,619	3,421,434
Kennametal, Inc.	129,703	3,710,803
Mayville Engineering Co., Inc.(a)(b)	12,557	117,659
Nikola Corp.(a)(b)	349,778	3,746,122
Omega Flex, Inc.	4,937	641,168
Proto Labs, Inc.(a)	42,980	2,273,642
SPX Corp.(a)	67,276	3,324,107
SPX FLOW, Inc.	64,027	5,520,408
Tennant Co.	28,467	2,243,200
Welbilt, Inc.(a)	199,731	4,743,611

		64,373,856

Machinery: Specialty — 0.1%
Albany International Corp., Class A	47,230	3,982,434

Manufactured Housing(a) — 0.2%
Cavco Industries, Inc.	14,119	3,400,561
Skyline Champion Corp.	80,375	4,410,980

		7,811,541

Medical & Dental Instruments & Supplies — 2.1%
Akoya Biosciences, Inc.(a)	22,635	248,759
Alphatec Holdings, Inc.(a)	109,346	1,257,479
AngioDynamics, Inc.(a)	56,898	1,225,583
Anika Therapeutics, Inc.(a)	22,374	561,811
Antares Pharma, Inc.(a)	261,155	1,070,736
Apyx Medical Corp.(a)(b)	50,717	331,182
Artivion, Inc.(a)	57,637	1,232,279
Asensus Surgical, Inc.(a)(b)	353,864	221,802
AtriCure, Inc.(a)	68,683	4,510,413
Atrion Corp.	2,173	1,549,349
Avanos Medical, Inc.(a)	73,418	2,459,503
Axogen, Inc.(a)	59,838	475,114
BioLife Solutions, Inc.(a)	16,221	368,703
Cardiovascular Systems, Inc.(a)	61,124	1,381,402
Cerus Corp.(a)	260,329	1,429,206
Community Health Systems, Inc.(a)	189,927	2,254,434
CONMED Corp.	44,080	6,548,084
Cutera, Inc.(a)(b)	26,916	1,857,204
Eargo, Inc.(a)	47,326	250,355
Exagen, Inc.(a)	20,018	160,745
InfuSystem Holdings, Inc.(a)(b)	26,205	256,809
Intersect ENT, Inc.(a)	51,512	1,442,851
Invacare Corp.(a)	50,360	71,008
LeMaitre Vascular, Inc.	29,168	1,355,437
LivaNova PLC(a)	81,224	6,646,560
Meridian Bioscience, Inc.(a)	65,808	1,708,376
Merit Medical Systems, Inc.(a)	78,571	5,226,543
NanoString Technologies, Inc.(a)	70,295	2,442,751

Security	Shares	Value

Medical & Dental Instruments & Supplies (continued)
Neogen Corp.(a)(b)	162,969	$5,025,964
NuVasive, Inc.(a)	79,296	4,496,083
Ocular Therapeutix, Inc.(a)	116,515	576,749
OraSure Technologies, Inc.(a)(b)	111,035	752,817
Organogenesis Holdings, Inc.(a)	97,939	746,295
Orthofix Medical, Inc.(a)	29,924	978,515
OrthoPediatrics Corp.(a)(b)	21,120	1,140,269
Outset Medical, Inc.(a)	71,971	3,267,483
Owens & Minor, Inc.	110,799	4,877,372
Patterson Cos., Inc.	131,073	4,242,833
Pulmonx Corp.(a)	40,398	1,002,274
Retractable Technologies, Inc.(a)(b)	22,619	107,440
SeaSpine Holdings Corp.(a)	50,511	614,214
Senseonics Holdings, Inc.(a)(b)	670,774	1,321,425
Sientra, Inc.(a)	81,563	181,070
STAAR Surgical Co.(a)	72,684	5,808,178
Surmodics, Inc.(a)	20,853	945,266
TransMedics Group, Inc.(a)(b)	40,514	1,091,447
Treace Medical Concepts, Inc.(a)	47,376	895,880
Utah Medical Products, Inc.	5,607	503,845
ViewRay, Inc.(a)	220,882	865,857

		87,985,754

Medical Equipment — 1.6%
Accuray, Inc.(a)(b)	139,476	461,666
Acutus Medical, Inc.(a)	21,186	29,449
AdaptHealth Corp.(a)(b)	109,522	1,755,638
Alpha Teknova, Inc.(a)	9,420	130,090
Bionano Genomics, Inc.(a)(b)	457,209	1,179,599
CareDx, Inc.(a)(b)	77,684	2,873,531
ClearPoint Neuro, Inc.(a)(b)	27,334	284,547
Cytek Biosciences, Inc.(a)(b)	143,809	1,550,261
Fluidigm Corp.(a)(b)	114,760	411,988
Glaukos Corp.(a)	69,676	4,028,666
Haemonetics Corp.(a)	77,145	4,877,107
Icad, Inc.(a)(b)	29,695	132,440
Inspire Medical Systems, Inc.(a)(b)	41,067	10,541,488
iRadimed Corp.	9,949	446,113
iRhythm Technologies, Inc.(a)(b)	45,109	7,103,314
Lantheus Holdings, Inc.(a)	102,887	5,690,680
Natus Medical, Inc.(a)(b)	52,699	1,384,930
Neuronetics, Inc.(a)	36,640	111,019
Nevro Corp.(a)	52,957	3,830,380
PAVmed, Inc.(a)	106,420	140,474
Quanterix Corp.(a)	47,622	1,390,086
Quotient Ltd.(a)(b)	108,765	130,518
Rapid Micro Biosystems, Inc., Class A(a)(b)	11,718	79,565
Seer, Inc., Class A(a)	66,441	1,012,561
Shockwave Medical, Inc.(a)	51,683	10,716,987
SI-BONE, Inc.(a)	51,670	1,167,742
Silk Road Medical, Inc.(a)	53,316	2,201,418
Stereotaxis, Inc.(a)(b)	75,290	280,832
Tactile Systems Technology, Inc.(a)	28,932	583,269
Vapotherm, Inc.(a)	35,037	487,014
Varex Imaging Corp.(a)	59,454	1,265,776
Zynex, Inc.(b)	33,209	206,892

		66,486,040

Medical Services(a) — 0.1%
Aspira Women’s Health, Inc.(b)	130,095	135,299
DermTech, Inc.(b)	38,034	558,339
Fulgent Genetics, Inc.	31,928	1,992,626

S E R I E S S C H E D U L E O F I N V E S T M E N T S	13

Schedule of Investments (unaudited) (continued) March 31, 2022	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Security	Shares	Value

Medical Services (continued)
Innovage Holding Corp.(b)	27,096	$173,956
Inotiv, Inc.(b)	26,659	697,933
NeuroPace, Inc.(b)	9,798	80,442

		3,638,595

Metal Fabricating — 0.6%
Compx International, Inc.	2,464	57,953
DMC Global, Inc.(a)	28,677	874,648
GrafTech International Ltd.	307,609	2,959,199
Haynes International, Inc.	18,971	808,165
Lawson Products, Inc.(a)	6,868	264,693
MRC Global, Inc.(a)	124,444	1,482,128
Mueller Industries, Inc.	84,894	4,598,708
Mueller Water Products, Inc., Class A	220,046	2,842,994
NN, Inc.(a)	62,601	180,291
Northwest Pipe Co.(a)	14,320	364,444
RBC Bearings, Inc.(a)(b)	42,899	8,317,258
Worthington Industries, Inc.	50,525	2,597,490

		25,347,971

Metals & Minerals: Diversified — 1.0%
Commercial Metals Co.	179,978	7,490,684
Compass Minerals International, Inc.	52,112	3,272,113
Constellium SE(a)	189,881	3,417,858
Energy Fuels, Inc.(a)(b)	236,637	2,165,229
Gatos Silver, Inc.(a)	69,724	301,208
Hecla Mining Co.	811,689	5,332,797
Intrepid Potash, Inc.(a)	15,123	1,242,203
Materion Corp.	30,987	2,656,825
Minerals Technologies, Inc.	51,722	3,421,410
MP Materials Corp.(a)	115,795	6,639,685
Oil-Dri Corp. of America	8,646	247,708
Perpetua Resources Corp.(a)(b)	49,879	204,504
PolyMet Mining Corp.(a)(b)	49,605	207,845
SunCoke Energy, Inc.	130,009	1,158,380
U.S. Lime and Minerals, Inc.	3,248	376,898
U.S. Silica Holdings, Inc.(a)	113,051	2,109,532

		40,244,879

Office Supplies & Equipment — 0.3%
ACCO Brands Corp.	142,709	1,141,672
Eastman Kodak Co.(a)(b)	69,585	455,782
HNI Corp.	66,463	2,462,454
Kimball International, Inc., Class B	54,723	462,409
MillerKnoll, Inc.	114,221	3,947,478
Pitney Bowes, Inc.	200,937	1,044,872
Steelcase, Inc., Class A	132,932	1,588,538

		11,103,205

Oil & Gas Producers — 0.2%
Civitas Resources, Inc.	66,775	3,987,135
Crescent Energy, Inc.(b)	45,323	785,901
HighPeak Energy, Inc.(b)	9,232	204,950
Kosmos Energy Ltd.(a)	686,918	4,938,941

		9,916,927

Oil Well Equipment & Services — 1.0%
Bristow Group, Inc.(a)	36,429	1,350,787
Cactus, Inc., Class A	84,795	4,811,268
ChampionX Corp.(a)	310,618	7,603,929
Dril-Quip, Inc.(a)(b)	53,687	2,005,210
Helix Energy Solutions Group, Inc.(a)(b)	221,548	1,058,999
Helmerich & Payne, Inc.	154,226	6,597,788
Liberty Oilfield Services, Inc., Class A(a)	142,279	2,108,575

Security	Shares	Value

Oil Well Equipment & Services (continued)
Matrix Service Co.(a)	40,520	$333,074
Nabors Industries Ltd.(a)	10,687	1,632,119
National Energy Services Reunited Corp.(a)	55,777	468,527
Newpark Resources, Inc.(a)	134,778	493,288
NexTier Oilfield Solutions, Inc.(a)(b)	264,610	2,444,996
Oceaneering International, Inc.(a)	151,995	2,304,244
Oil States International, Inc.(a)(b)	92,079	639,949
Patterson-UTI Energy, Inc.	285,072	4,412,915
ProPetro Holding Corp.(a)	134,019	1,866,885
RPC, Inc.(a)	103,658	1,106,031
Select Energy Services, Inc., Class A(a)	98,669	845,593
Solaris Oilfield Infrastructure, Inc., Class A	49,237	555,886
TETRA Technologies, Inc.(a)	192,747	792,190

		43,432,253

Oil, Gas & Consumable Fuels — 0.1%
Archrock, Inc.	206,880	1,909,502
DHT Holdings, Inc.	217,681	1,262,550
Dorian LPG Ltd.	47,150	683,204
Frontline Ltd.(a)	185,913	1,636,034

		5,491,290

Oil: Crude Producers — 3.9%
Antero Resources Corp.(a)	437,051	13,343,167
Berry Corp.	106,962	1,103,848
Brigham Minerals, Inc., Class A	67,233	1,717,803
California Resources Corp.	124,032	5,547,951
Callon Petroleum Co.(a)	73,894	4,365,658
Centennial Resource Development, Inc., Class A(a)	281,326	2,270,301
Chesapeake Energy Corp.	160,408	13,955,496
CNX Resources Corp.(a)	302,726	6,272,483
Comstock Resources, Inc.(a)	139,984	1,826,791
CVR Energy, Inc.	44,446	1,135,151
Denbury, Inc.(a)	77,137	6,060,654
Earthstone Energy, Inc., Class A(a)	40,610	512,904
Falcon Minerals Corp.	63,528	428,179
Gevo, Inc.(a)(b)	305,174	1,428,214
Laredo Petroleum, Inc.(a)	19,258	1,524,078
Magnolia Oil & Gas Corp., Class A	221,356	5,235,069
Meta Materials, Inc.(a)(b)	308,991	516,015
Murphy Oil Corp.	220,814	8,918,678
Northern Oil and Gas, Inc.	88,841	2,504,428
Oasis Petroleum, Inc.	30,319	4,435,670
ONE Gas, Inc.	80,605	7,112,585
Ovintiv, Inc.	400,820	21,672,337
PDC Energy, Inc.	148,580	10,798,794
Range Resources Corp.(a)	365,229	11,095,657
Ranger Oil Corp., Class A(a)	33,033	1,140,630
Riley Exploration Permian, Inc.	14,335	359,522
SM Energy Co.	183,346	7,141,327
Southwestern Energy Co.(a)	1,554,658	11,146,898
Talos Energy, Inc.(a)	56,899	898,435
Tellurian, Inc.(a)(b)	566,925	3,004,703
Ur-Energy, Inc.(a)(b)	286,744	458,790
W&T Offshore, Inc.(a)	145,832	557,078
Whiting Petroleum Corp.	60,295	4,914,645

		163,403,939

Oil: Refining & Marketing — 0.4%
Clean Energy Fuels Corp.(a)(b)	239,509	1,901,701
Delek U.S. Holdings, Inc.(a)	101,358	2,150,817
Par Pacific Holdings, Inc.(a)(b)	70,775	921,490

14

Schedule of Investments (unaudited) (continued) March 31, 2022	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Security	Shares	Value

Oil: Refining & Marketing (continued)
PBF Energy, Inc., Class A(a)	147,237	$3,588,166
Renewable Energy Group, Inc.(a)	68,489	4,153,858
World Fuel Services Corp.	95,745	2,588,945

		15,304,977

Paints & Coatings — 0.2%
Chase Corp.	11,777	1,023,539
Ferro Corp.(a)	124,744	2,711,935
HB Fuller Co.	81,118	5,359,466
Kronos Worldwide, Inc.	34,905	541,726

		9,636,666

Paper — 0.1%
Clearwater Paper Corp.(a)	25,092	703,329
Glatfelter Corp.	68,669	850,122
Neenah, Inc.	26,222	1,039,965
Schweitzer-Mauduit International, Inc.	48,958	1,346,345

		3,939,761

Personal Care — 0.5%
Beauty Health Co.(a)(b)	132,836	2,242,272
BellRing Brands, Inc.(a)	173,015	3,993,186
Edgewell Personal Care Co.	82,998	3,043,537
Honest Co., Inc.(a)	134,033	698,312
Nu Skin Enterprises, Inc., Class A	76,163	3,646,684
Sterling Check Corp.(a)(b)	26,400	697,752
Thorne HealthTech, Inc.(a)(b)	8,069	51,319
USANA Health Sciences, Inc.(a)	18,540	1,473,003
Veru, Inc.(a)(b)	100,922	487,453
WD-40 Co.	20,930	3,835,004

		20,168,522

Pharmaceuticals(a) — 2.0%
ACADIA Pharmaceuticals, Inc.	183,536	4,445,242
Aclaris Therapeutics, Inc.	79,924	1,377,890
Aerie Pharmaceuticals, Inc.	63,983	582,245
Alkermes PLC	245,954	6,471,050
Amneal Pharmaceuticals, Inc.	158,228	659,811
Amphastar Pharmaceuticals, Inc.(b)	56,380	2,024,042
Ampio Pharmaceuticals, Inc.	271,916	127,800
Angion Biomedica Corp.(b)	24,033	50,950
Arrowhead Pharmaceuticals, Inc.	157,610	7,248,484
Atea Pharmaceuticals, Inc.	98,467	710,932
Athira Pharma, Inc.	48,613	656,275
Avalo Therapeutics, Inc.	81,296	58,915
Axonics, Inc.	70,333	4,402,846
Axsome Therapeutics, Inc.(b)	42,626	1,764,290
Cassava Sciences, Inc.(b)	58,738	2,181,529
Chimerix, Inc.	110,285	505,105
ChromaDex Corp.	84,727	208,428
Citius Pharmaceuticals, Inc.(b)	169,706	303,774
Corcept Therapeutics, Inc.(b)	133,109	2,997,615
CorMedix, Inc.(b)	52,097	285,491
Cyteir Therapeutics, Inc.(b)	11,795	44,467
DICE Therapeutics, Inc.	22,837	436,872
Durect Corp.	330,083	221,123
Eagle Pharmaceuticals, Inc.	17,404	861,324
Edgewise Therapeutics, Inc.	59,660	578,702
Enanta Pharmaceuticals, Inc.	29,915	2,129,350
Endo International PLC	359,009	829,311
Esperion Therapeutics, Inc.(b)	76,184	353,494
Evolus, Inc.(b)	51,241	574,924
Harmony Biosciences Holdings, Inc.	35,392	1,721,821
Heska Corp.	14,945	2,066,595

Security	Shares	Value

Pharmaceuticals (continued)
Ikena Oncology, Inc.	42,916	$261,788
Infinity Pharmaceuticals, Inc.(b)	128,670	146,684
Innoviva, Inc.(b)	67,089	1,298,172
Intra-Cellular Therapies, Inc.	122,949	7,523,249
Ironwood Pharmaceuticals, Inc.(b)	225,122	2,832,035
Landos Biopharma, Inc.	8,208	12,107
MEI Pharma, Inc.(b)	169,441	102,088
Mind Medicine MindMed, Inc.	512,517	568,894
Nuvation Bio, Inc.(b)	244,443	1,285,770
Oramed Pharmaceuticals, Inc.	59,243	512,452
Pacira BioSciences, Inc.	67,740	5,169,917
Paratek Pharmaceuticals, Inc.(b)	68,365	203,044
PetIQ, Inc.	41,568	1,014,259
Prestige Consumer Healthcare, Inc.	76,864	4,069,180
Radius Health, Inc.	73,152	645,932
Rain Therapeutics, Inc.	24,625	124,849
Reata Pharmaceuticals, Inc., Class A(b)	41,997	1,375,822
Revance Therapeutics, Inc.	107,774	2,101,593
Seelos Therapeutics, Inc.	150,125	125,775
SIGA Technologies, Inc.(b)	80,100	567,909
Spectrum Pharmaceuticals, Inc.	251,789	324,808
Supernus Pharmaceuticals, Inc.	75,231	2,431,466
Syndax Pharmaceuticals, Inc.	70,458	1,224,560
Tarsus Pharmaceuticals, Inc.	11,888	199,956
Terns Pharmaceuticals, Inc.(b)	19,690	58,479
TG Therapeutics, Inc.(b)	198,784	1,890,436
TherapeuticsMD, Inc.(b)	619,846	235,541
Theravance Biopharma, Inc.(b)	91,434	874,109
Theseus Pharmaceuticals, Inc.(b)	18,401	212,163
Tonix Pharmaceuticals Holding Corp.	815,817	187,801
Ventyx Biosciences, Inc.(b)	16,619	225,520

		84,687,055

Photography — 0.0%
GoPro, Inc., Class A(a)(b)	196,663	1,677,535

Power Transmission Equipment — 0.2%
Advanced Energy Industries, Inc.	58,096	5,000,904
Babcock & Wilcox Enterprises, Inc.(a)	83,634	682,453
Powell Industries, Inc.	15,240	295,961
Vicor Corp.(a)	32,208	2,272,274

		8,251,592

Printing & Copying Services(a) — 0.2%
Casella Waste Systems, Inc., Class A(b)	75,220	6,593,033
Cimpress PLC	27,313	1,736,834

		8,329,867

Producer Durables: Miscellaneous — 0.0%
First Advantage Corp.(a)	84,644	1,708,962
Park-Ohio Holdings Corp.	13,595	191,282
Solo Brands, Inc.(a)(b)	18,058	154,035

		2,054,279

Production Technology Equipment — 0.6%
Axcelis Technologies, Inc.(a)	50,389	3,805,881
Cohu, Inc.(a)	73,263	2,168,585
HireRight Holdings Corp.(a)(b)	33,973	580,938
Ichor Holdings Ltd.(a)	43,766	1,558,945
Onto Innovation, Inc.(a)(b)	74,665	6,487,642
Photronics, Inc.(a)	91,545	1,553,519
Ultra Clean Holdings, Inc.(a)	67,905	2,878,493

S E R I E S S C H E D U L E O F I N V E S T M E N T S	15

Schedule of Investments (unaudited) (continued) March 31, 2022	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Security	Shares	Value

Production Technology Equipment (continued)
Veeco Instruments, Inc.(a)	76,223	$2,072,503
Xperi Holding Corp.	162,891	2,821,272

		23,927,778

Publishing — 0.2%
Daily Journal Corp.(a)	1,917	598,085
Gannett Co., Inc.(a)(b)	218,397	984,970
John Wiley & Sons, Inc., Class A	66,016	3,500,829
Scholastic Corp.	41,172	1,658,408

		6,742,292

Radio & TV Broadcasters — 0.4%
Entravision Communications Corp., Class A	95,129	609,777
Gray Television, Inc.	130,840	2,887,639
iHeartMedia, Inc., Class A(a)	171,509	3,246,665
Liberty Media Corp.-Liberty Braves, Class A(a)	15,906	457,775
Liberty Media Corp.-Liberty Braves, Class C(a)	56,625	1,580,404
Sinclair Broadcast Group, Inc., Class A	70,362	1,971,543
TEGNA, Inc.	335,936	7,524,966

		18,278,769

Railroad Equipment — 0.2%
Greenbrier Cos., Inc.	48,350	2,490,508
Trinity Industries, Inc.	118,108	4,058,191

		6,548,699

Real Estate — 0.6%
Cushman & Wakefield PLC(a)	213,382	4,376,465
eXp World Holdings, Inc.	95,966	2,031,600
Kennedy-Wilson Holdings, Inc.	182,672	4,455,370
Newmark Group, Inc., Class A	253,017	4,028,031
Realogy Holdings Corp.(a)	176,070	2,760,777
Redfin Corp.(a)(b)	158,799	2,864,734
Retail Value, Inc.	26,815	82,054
RMR Group, Inc., Class A	24,351	757,316
St. Joe Co.	51,046	3,023,965
Tejon Ranch Co.(a)	32,564	594,619

		24,974,931

Real Estate Investment & Services — 0.0%
Chicago Atlantic Real Estate Finance, Inc.	6,765	119,943

Real Estate Investment Trusts (REITs) — 7.5%
Acadia Realty Trust	133,271	2,887,983
AFC Gamma, Inc.	19,428	371,463
Agree Realty Corp.	106,958	7,097,733
Alexander & Baldwin, Inc.	110,413	2,560,477
Alexander’s, Inc.	3,225	826,342
American Assets Trust, Inc.	76,613	2,902,867
Angel Oak Mortgage, Inc.	10,642	174,635
Apartment Investment and Management Co., Class A(a)	230,982	1,690,788
Apollo Commercial Real Estate Finance, Inc.	217,229	3,026,000
Apple Hospitality REIT, Inc.	316,452	5,686,642
Arbor Realty Trust, Inc.	220,904	3,768,622
Ares Commercial Real Estate Corp.	67,900	1,053,808
Armada Hoffler Properties, Inc.	93,468	1,364,633
ARMOUR Residential REIT, Inc.	132,695	1,114,638
Ashford Hospitality Trust, Inc.(a)(b)	27,598	281,500
Blackstone Mortgage Trust, Inc., Class A	242,201	7,699,570
Braemar Hotels & Resorts, Inc.	89,535	553,326
Brandywine Realty Trust	260,289	3,680,486
BrightSpire Capital, Inc.	129,290	1,195,932
Broadmark Realty Capital, Inc.	201,998	1,747,283
Broadstone Net Lease, Inc.	241,867	5,267,863

Security	Shares	Value

Real Estate Investment Trusts (REITs) (continued)
BRT Apartments Corp.	16,395	$392,988
CareTrust REIT, Inc.	149,662	2,888,477
Catchmark Timber Trust, Inc., Class A	76,183	624,701
Centerspace	22,191	2,177,381
Chatham Lodging Trust(a)	75,740	1,044,455
City Office REIT, Inc.	66,662	1,177,251
Clipper Realty, Inc.	23,302	211,349
Community Healthcare Trust, Inc.	37,930	1,601,025
CoreCivic, Inc.(a)	182,559	2,039,184
Corporate Office Properties Trust	173,775	4,959,538
CTO Realty Growth, Inc.	9,099	603,446
DiamondRock Hospitality Co.(a)	321,764	3,249,816
DigitalBridge Group, Inc.(a)	742,975	5,349,420
Diversified Healthcare Trust	362,135	1,158,832
Dynex Capital, Inc.	56,627	917,357
Easterly Government Properties, Inc.	133,690	2,826,207
EastGroup Properties, Inc.	61,475	12,496,638
Ellington Financial, Inc.	83,446	1,481,166
Empire State Realty Trust, Inc., Class A	219,137	2,151,925
Equity Commonwealth(a)	161,071	4,543,813
Essential Properties Realty Trust, Inc.	186,592	4,720,778
Farmland Partners, Inc.	43,014	591,443
Four Corners Property Trust, Inc.	119,178	3,222,573
Franklin BSP Realty Trust, Inc.	47,192	659,744
Franklin Street Properties Corp.	158,095	932,760
Geo Group, Inc.(a)	181,328	1,198,578
Getty Realty Corp.	60,261	1,724,670
Gladstone Commercial Corp.	57,026	1,255,713
Gladstone Land Corp.	47,405	1,726,490
Global Medical REIT, Inc.	93,832	1,531,338
Global Net Lease, Inc.	160,913	2,531,161
Granite Point Mortgage Trust, Inc.	84,377	938,272
Great Ajax Corp.	35,257	413,565
Healthcare Realty Trust, Inc.	226,522	6,224,825
Hersha Hospitality Trust(a)	52,620	477,790
Independence Realty Trust, Inc.	336,956	8,909,117
Indus Realty Trust, Inc.	8,662	633,106
Industrial Logistics Properties Trust	99,147	2,247,662
Innovative Industrial Properties, Inc.	36,444	7,485,598
Invesco Mortgage Capital, Inc.	479,627	1,093,550
iStar, Inc.	102,878	2,408,374
Kite Realty Group Trust	333,799	7,600,603
KKR Real Estate Finance Trust, Inc.	54,232	1,117,722
LTC Properties, Inc.	59,614	2,293,351
LXP Industrial Trust	425,980	6,687,886
MFA Financial, Inc.	676,714	2,727,157
National Health Investors, Inc.	67,230	3,967,242
National Storage Affiliates Trust	124,040	7,784,750
Necessity Retail REIT, Inc.	193,539	1,530,893
New York Mortgage Trust, Inc.	586,018	2,138,966
NexPoint Residential Trust, Inc.	33,988	3,069,456
Office Properties Income Trust	74,654	1,920,847
One Liberty Properties, Inc.	25,572	787,362
Orchid Island Capital, Inc.	214,890	698,393
Outfront Media, Inc.	223,046	6,341,198
Paramount Group, Inc.	285,272	3,112,318
Pebblebrook Hotel Trust	199,499	4,883,736
PennyMac Mortgage Investment Trust	150,152	2,536,067
Phillips Edison & Co., Inc.	166,331	5,720,123
Physicians Realty Trust	340,284	5,968,581
Piedmont Office Realty Trust, Inc., Class A	190,333	3,277,534
Plymouth Industrial REIT, Inc.	49,280	1,335,488

16

Schedule of Investments (unaudited) (continued) March 31, 2022	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Security	Shares	Value

Real Estate Investment Trusts (REITs) (continued)
Postal Realty Trust, Inc., Class A	19,930	$335,223
PotlatchDeltic Corp.	101,447	5,349,300
Preferred Apartment Communities, Inc.	79,231	1,976,021
PS Business Parks, Inc.	29,489	4,956,511
Ready Capital Corp.	93,443	1,407,252
Redwood Trust, Inc.	178,027	1,874,624
Retail Opportunity Investments Corp.	181,160	3,512,692
RLJ Lodging Trust	253,659	3,571,519
RPT Realty	128,621	1,771,111
Sabra Health Care REIT, Inc.	351,321	5,231,170
Safehold, Inc.	32,489	1,801,515
Saul Centers, Inc.	18,784	989,917
Seritage Growth Properties, Class A(a)	57,153	723,557
Service Properties Trust	254,740	2,249,354
STAG Industrial, Inc.	274,640	11,356,364
Summit Hotel Properties, Inc.(a)	164,201	1,635,442
Sunstone Hotel Investors, Inc.(a)	333,750	3,931,575
Tanger Factory Outlet Centers, Inc.	156,472	2,689,754
Terreno Realty Corp.	111,626	8,265,905
TPG RE Finance Trust, Inc.	91,270	1,077,899
UMH Properties, Inc.	65,175	1,602,653
Uniti Group, Inc.	300,912	4,140,549
Universal Health Realty Income Trust	19,932	1,163,431
Urban Edge Properties	177,502	3,390,288
Urstadt Biddle Properties, Inc., Class A	46,471	874,120
Veris Residential, Inc.(a)	133,998	2,330,225
Washington Real Estate Investment Trust	129,085	3,291,667
Whitestone REIT	68,896	912,872
Xenia Hotels & Resorts, Inc.(a)	174,803	3,371,950

		319,058,800

Real Estate Management & Development(a) — 0.0%
Bluegreen Vacations Holding Corp.	22,087	653,113
Fathom Holdings, Inc.(b)	9,557	102,260
Forestar Group, Inc.	25,815	458,474
Rafael Holdings, Inc., Class B	14,154	35,526

		1,249,373

Recreational Vehicles & Boats — 0.3%
Arcimoto, Inc.(a)(b)	42,318	279,722
Camping World Holdings, Inc., Class A(b)	64,760	1,810,042
Lazydays Holdings, Inc.(a)	10,594	213,787
LCI Industries	38,103	3,955,472
Malibu Boats, Inc., Class A(a)	31,621	1,834,334
Marine Products Corp.	12,431	143,578
MasterCraft Boat Holdings, Inc.(a)	29,670	730,179
Winnebago Industries, Inc.	49,492	2,674,053

		11,641,167

Rental & Leasing Services: Consumer — 0.7%
Avis Budget Group, Inc.(a)(b)	63,124	16,620,549
Rent-A-Center, Inc.	100,423	2,529,655
WillScot Mobile Mini Holdings Corp.(a)	319,075	12,485,405

		31,635,609

Restaurants — 1.2%
Biglari Holdings, Inc., Class B(a)	1,350	195,223
BJ’s Restaurants, Inc.(a)	35,307	999,188
Bloomin’ Brands, Inc.	136,302	2,990,466
Brinker International, Inc.(a)	63,193	2,411,445
Carrols Restaurant Group, Inc.	50,844	114,907
Cheesecake Factory, Inc.(a)	70,818	2,817,848
Cracker Barrel Old Country Store, Inc.	36,801	4,369,383

Security	Shares	Value

Restaurants (continued)
Dave & Buster’s Entertainment, Inc.(a)	67,638	$3,321,026
Denny’s Corp.(a)	96,623	1,382,675
Dine Brands Global, Inc.	25,183	1,963,015
El Pollo Loco Holdings, Inc.(a)	27,176	315,785
Esports Technologies, Inc.(a)(b)	17,117	115,369
Fiesta Restaurant Group, Inc.(a)(b)	26,448	197,699
Hall of Fame Resort & Entertainment Co.(a)(b)	82,051	91,077
Jack in the Box, Inc.	30,660	2,863,951
Kura Sushi USA, Inc., Class A(a)	6,352	350,313
Nathan’s Famous, Inc.	4,875	264,079
Noodles & Co.(a)	67,772	404,599
ONE Group Hospitality, Inc.(a)	33,654	353,703
Papa John’s International, Inc.	50,758	5,343,802
Red Robin Gourmet Burgers, Inc.(a)	23,276	392,433
Rush Street Interactive, Inc.(a)	80,879	587,990
Ruth’s Hospitality Group, Inc.	51,537	1,179,167
Shake Shack, Inc., Class A(a)	57,504	3,904,522
Sweetgreen, Inc., Class A(a)(b)	16,281	520,829
Texas Roadhouse, Inc.	106,846	8,946,216
Wingstop, Inc.	45,790	5,373,456

		51,770,166

Scientific Instruments: Control & Filter — 0.6%
Arlo Technologies, Inc.(a)	128,484	1,138,368
Brady Corp., Class A	72,071	3,334,725
CIRCOR International, Inc.(a)	29,639	788,990
Energy Recovery, Inc.(a)	64,160	1,292,182
ESCO Technologies, Inc.	39,372	2,752,890
Gorman-Rupp Co.	34,450	1,236,066
Helios Technologies, Inc.	49,686	3,987,302
Napco Security Technologies, Inc.(a)(b)	45,580	935,302
Resideo Technologies, Inc.(a)	221,568	5,279,966
Thermon Group Holdings, Inc.(a)	50,449	817,274
Watts Water Technologies, Inc., Class A	41,812	5,836,537

		27,399,602

Scientific Instruments: Electrical — 0.7%
Advent Technologies Holdings, Inc.(a)(b)	24,565	56,991
Allied Motion Technologies, Inc.	17,656	526,855
Atkore, Inc.(a)	68,661	6,758,989
AZZ, Inc.	38,472	1,855,889
EnerSys	59,784	4,458,093
Franklin Electric Co., Inc.	68,692	5,704,184
FTC Solar, Inc.(a)(b)	53,994	266,190
Preformed Line Products Co.	4,580	290,463
Romeo Power, Inc.(a)	161,687	240,914
WESCO International, Inc.(a)(b)	67,491	8,783,279

		28,941,847

Scientific Instruments: Gauges & Meters — 0.3%
Badger Meter, Inc.	44,747	4,461,723
FARO Technologies, Inc.(a)	28,441	1,476,657
Itron, Inc.(a)	69,429	3,657,520
Luna Innovations, Inc.(a)	44,281	341,406
Mesa Laboratories, Inc.	7,765	1,979,143
Transcat, Inc.(a)	11,155	905,117
Vishay Precision Group, Inc.(a)	19,811	636,924

		13,458,490

Scientific Instruments: Pollution Control(a) — 0.3%
CECO Environmental Corp.(b)	50,515	277,327
Evoqua Water Technologies Corp.	176,930	8,312,172
Heritage-Crystal Clean, Inc.	23,588	698,441

S E R I E S S C H E D U L E O F I N V E S T M E N T S	17

Schedule of Investments (unaudited) (continued) March 31, 2022	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Security	Shares	Value

Scientific Instruments: Pollution Control (continued)
Sharps Compliance Corp.(b)	23,152	$136,597
Team, Inc.	44,286	97,872
U.S. Ecology, Inc.	47,681	2,282,966

		11,805,375

Securities Brokerage & Services — 0.1%
BGC Partners, Inc., Class A	490,709	2,159,119
StoneX Group, Inc.(a)	25,969	1,927,679

		4,086,798

Semiconductors & Components — 2.3%
Alpha & Omega Semiconductor Ltd.(a)	33,241	1,816,621
Amkor Technology, Inc.	156,245	3,393,641
Atomera, Inc.(a)(b)	32,540	424,972
AXT, Inc.(a)(b)	60,435	424,254
CEVA, Inc.(a)	34,947	1,420,596
CMC Materials, Inc.	43,475	8,060,265
Diodes, Inc.(a)	66,587	5,792,403
EMCORE Corp.(a)	53,291	197,177
FormFactor, Inc.(a)	119,315	5,014,809
Kopin Corp.(a)	116,604	295,008
Kulicke & Soffa Industries, Inc.	93,622	5,244,704
Lattice Semiconductor Corp.(a)	207,396	12,640,786
MACOM Technology Solutions Holdings, Inc., Class H(a)	75,844	4,540,780
MaxLinear, Inc.(a)	108,627	6,338,386
Power Integrations, Inc.	90,003	8,341,478
Rambus, Inc.(a)	165,858	5,289,212
Semtech Corp.(a)	98,351	6,819,658
Silicon Laboratories, Inc.(a)	58,009	8,712,952
SiTime Corp.(a)	24,745	6,132,306
SkyWater Technology, Inc.(a)(b)	11,711	126,830
SMART Global Holdings, Inc.(a)(b)	70,829	1,829,513
Vishay Intertechnology, Inc.	205,003	4,018,059

		96,874,410

Semiconductors & Semiconductor Equipment(a) — 0.1%
Ambarella, Inc.	54,027	5,668,513
Credo Technology Group Holding Ltd.(b)	30,334	461,987

		6,130,500

Shipping — 0.7%
A-Mark Precious Metals, Inc.	13,821	1,068,916
Eagle Bulk Shipping, Inc.	13,338	908,451
Genco Shipping & Trading Ltd.	49,057	1,158,727
Golar LNG Ltd.(a)	154,560	3,829,997
International Seaways, Inc.	71,378	1,287,659
Matson, Inc.	63,565	7,667,210
Nordic American Tankers Ltd.	249,030	530,434
Safe Bulkers, Inc.(b)	98,949	470,997
Scorpio Tankers, Inc.	75,271	1,609,294
SFL Corp. Ltd.	188,388	1,917,790
SITE Centers Corp.	266,366	4,450,976
Teekay Corp.(a)	116,077	367,964
Teekay Tankers Ltd., Class A(a)(b)	35,500	491,320
Tidewater, Inc.(a)(b)	63,931	1,389,860
Two Harbors Investment Corp.	523,738	2,896,271

		30,045,866

Software(a) — 0.4%
Arteris, Inc.(b)	7,031	91,403
AvidXchange Holdings, Inc.(b)	39,644	319,134
Consensus Cloud Solutions, Inc.	24,478	1,471,862
Couchbase, Inc.	32,907	573,240

Security	Shares	Value

Software (continued)
CS Disco, Inc.(b)	22,208	$754,406
Enfusion, Inc.	33,617	427,608
EngageSmart, Inc.(b)	24,935	531,365
EverCommerce, Inc.(b)	40,077	529,016
Instructure Holdings, Inc.(b)	18,639	373,898
Intapp, Inc.(b)	16,462	395,253
Kaltura, Inc.	25,079	44,891
MeridianLink, Inc.(b)	26,896	486,818
Model N, Inc.	54,686	1,471,053
Qualys, Inc.	52,004	7,405,890
Stronghold Digital Mining, Inc.(b)	10,336	60,466
Weave Communications, Inc.(b)	8,748	52,138

		14,988,441

Specialty Retail — 1.9%
1-800-Flowers.com, Inc., Class A(a)(b)	40,523	517,074
Aaron’s Co., Inc.	48,408	972,033
Abercrombie & Fitch Co., Class A(a)(b)	84,580	2,705,714
Academy Sports & Outdoors, Inc.	120,378	4,742,893
Alta Equipment Group, Inc.(a)	28,647	354,077
American Eagle Outfitters, Inc.	233,638	3,925,118
America’s Car-Mart, Inc.(a)	9,390	756,458
Arko Corp.	129,258	1,176,248
Asbury Automotive Group, Inc.(a)	35,383	5,668,357
Barnes & Noble Education, Inc.(a)(b)	67,497	241,639
Bed Bath & Beyond, Inc.(a)(b)	147,007	3,312,068
Big 5 Sporting Goods Corp.	31,459	539,522
Blink Charging Co.(a)(b)	55,811	1,476,759
Boot Barn Holdings, Inc.(a)(b)	44,695	4,236,639
Buckle, Inc.	45,308	1,496,976
Caleres, Inc.	56,599	1,094,059
CarLotz, Inc.(a)	108,646	148,845
Cato Corp., Class A	31,728	465,133
Chico’s FAS, Inc.(a)	182,912	877,978
Children’s Place, Inc.(a)(b)	21,124	1,041,413
Citi Trends, Inc.(a)(b)	12,362	378,586
Conn’s, Inc.(a)	27,774	427,997
Container Store Group, Inc.(a)	51,861	423,704
Designer Brands, Inc., Class A(a)	92,583	1,250,796
Genesco, Inc.(a)	22,019	1,400,629
Group 1 Automotive, Inc.	25,433	4,268,420
Guess?, Inc.	62,954	1,375,545
Haverty Furniture Cos., Inc.	24,812	680,345
Hibbett, Inc.	19,359	858,378
JOANN, Inc.(b)	17,579	200,576
Lands’ End, Inc.(a)(b)	21,893	370,430
LL Flooring Holdings, Inc.(a)	43,286	606,870
MarineMax, Inc.(a)	32,882	1,323,829
Monro, Inc.	51,380	2,278,189
Murphy USA, Inc.	35,672	7,132,973
National Vision Holdings, Inc.(a)	126,959	5,531,604
ODP Corp.(a)	70,511	3,231,519
OneWater Marine, Inc., Class A	15,646	539,005
Party City Holdco, Inc.(a)(b)	175,980	630,008
RealReal, Inc.(a)	123,880	899,369
Regis Corp.(a)(b)	61,213	129,772
Sally Beauty Holdings, Inc.(a)	164,269	2,567,524
Shift Technologies, Inc.(a)(b)	92,987	204,571
Shoe Carnival, Inc.	27,348	797,468
Sonic Automotive, Inc., Class A	33,325	1,416,646
Sportsman’s Warehouse Holdings, Inc.(a)	68,869	736,210
Tilly’s, Inc., Class A	36,062	337,540

18

Schedule of Investments (unaudited) (continued) March 31, 2022	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Security	Shares	Value

Specialty Retail (continued)
Torrid Holdings, Inc.(a)(b)	18,211	$110,359
TravelCenters of America, Inc.(a)	19,693	846,011
Urban Outfitters, Inc.(a)	106,433	2,672,533
Zumiez, Inc.(a)	26,653	1,018,411

		80,394,820

Steel — 0.3%
Allegheny Technologies, Inc.(a)	194,555	5,221,856
Carpenter Technology Corp.	72,860	3,058,663
Olympic Steel, Inc.	14,995	576,708
Ryerson Holding Corp.	25,213	882,959
Schnitzer Steel Industries, Inc., Class A	40,642	2,110,945
TimkenSteel Corp.(a)(b)	69,850	1,528,318

		13,379,449

Technology: Miscellaneous — 0.3%
Aeva Technologies, Inc.(a)(b)	168,494	729,579
Benchmark Electronics, Inc.	54,374	1,361,525
CTS Corp.(b)	48,768	1,723,461
Fabrinet(a)	56,630	5,953,512
Kimball Electronics, Inc.(a)	36,993	739,490
Plexus Corp.(a)	42,973	3,515,621

		14,023,188

Telecommunications Equipment(a) — 0.3%
Akoustis Technologies, Inc.(b)	76,033	494,214
CalAmp Corp.	56,350	411,919
Cambium Networks Corp.	16,382	387,270
Clearfield, Inc.(b)	17,301	1,128,371
Knowles Corp.	134,471	2,895,161
Telesat Corp.	9,234	152,361
Viavi Solutions, Inc.	343,982	5,531,231

		11,000,527

Textile Products — 0.0%
Interface, Inc.	90,177	1,223,702
Unifi, Inc.(a)	21,341	386,272

		1,609,974

Textiles Apparel & Shoes — 0.6%
Crocs, Inc.(a)	88,957	6,796,315
Fossil Group, Inc.(a)	75,434	727,184
G-III Apparel Group Ltd.(a)	67,420	1,823,711
Kontoor Brands, Inc.	79,284	3,278,393
Oxford Industries, Inc.	24,485	2,215,893
PLBY Group, Inc.(a)	46,078	603,161
Rocky Brands, Inc.	10,512	437,194
Steven Madden Ltd.	123,746	4,781,545
Superior Group of Cos., Inc.	17,077	304,824
Vera Bradley, Inc.(a)(b)	42,813	328,376
Wolverine World Wide, Inc.	125,061	2,821,376

		24,117,972

Thrifts & Mortgage Finance — 0.2%
22nd Century Group, Inc.(a)	252,696	586,255
Blue Foundry Bancorp(a)	41,952	568,450
Greenlane Holdings, Inc., Class A(a)	13,787	7,721
Karat Packaging, Inc.(a)	3,011	59,768
Turning Point Brands, Inc.	23,259	791,038
Universal Corp.	36,722	2,132,446
Vector Group Ltd.	218,716	2,633,341

		6,779,019

Security	Shares	Value

Toys — 0.0%
Funko, Inc., Class A(a)	41,634	$718,187

Transportation Miscellaneous — 0.2%
Costamare, Inc.	80,951	1,380,215
Hub Group, Inc., Class A(a)	50,713	3,915,551
Textainer Group Holdings Ltd.	71,904	2,737,385

		8,033,151

Truckers — 0.6%
ArcBest Corp.	38,740	3,118,570
Covenant Logistics Group, Inc.	17,465	376,022
Daseke, Inc.(a)(b)	62,326	627,623
Forward Air Corp.	41,100	4,018,758
FRP Holdings, Inc.(a)	10,729	620,136
Heartland Express, Inc.	76,476	1,076,017
Marten Transport Ltd.	90,186	1,601,703
PAM Transportation Services, Inc.(a)	11,668	405,463
Saia, Inc.(a)(b)	40,574	9,892,753
U.S. Xpress Enterprises, Inc., Class A(a)(b)	35,947	139,474
Universal Logistics Holdings, Inc.	12,578	253,447
Werner Enterprises, Inc.	87,588	3,591,108
Yellow Corp.(a)	79,187	555,101

		26,276,175

Utilities: Electrical — 1.2%
ALLETE, Inc.	77,913	5,218,613
Avista Corp.	110,092	4,970,654
Black Hills Corp.	96,418	7,426,114
Clearway Energy, Inc., Class A	57,648	1,920,831
Clearway Energy, Inc., Class C	122,500	4,472,475
MGE Energy, Inc.	56,897	4,539,812
NorthWestern Corp.	82,472	4,988,731
Otter Tail Corp.	63,926	3,995,375
PNM Resources, Inc.	129,158	6,156,962
Portland General Electric Co.	135,889	7,494,278
Unitil Corp.	24,417	1,217,920

		52,401,765

Utilities: Gas Distributors — 0.8%
Chesapeake Utilities Corp.	26,238	3,614,547
New Jersey Resources Corp.	149,219	6,843,183
Northwest Natural Holding Co.	47,624	2,463,113
South Jersey Industries, Inc.	157,562	5,443,767
Southwest Gas Holdings, Inc.	101,031	7,909,717
Spire, Inc.	78,785	5,653,612

		31,927,939

Utilities: Miscellaneous — 0.3%
Brookfield Infrastructure Corp., Class A	97,152	7,329,147
Ormat Technologies, Inc.	69,521	5,688,903

		13,018,050

Utilities: Telecommunications — 0.9%
8x8, Inc.(a)	173,157	2,180,047
ATN International, Inc.	17,193	685,657
Cogent Communications Holdings, Inc.	65,229	4,327,944
Consolidated Communications Holdings, Inc.(a)	111,749	659,319
Globalstar, Inc.(a)(b)	926,430	1,361,852
IDT Corp., Class B(a)	21,079	718,583
Iridium Communications, Inc.(a)	180,596	7,281,631
Radius Global Infrastructure, Inc., Class A(a)	103,058	1,471,668
Shenandoah Telecommunications Co.	73,363	1,729,900

S E R I E S S C H E D U L E O F I N V E S T M E N T S	19

Schedule of Investments (unaudited) (continued) March 31, 2022	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Security	Shares	Value

Utilities: Telecommunications (continued)
Telephone & Data Systems, Inc.	155,200	$2,930,176
U.S. Cellular Corp.(a)	23,362	706,233
Vonage Holdings Corp.(a)	388,158	7,875,726
Ziff Davis, Inc.(a)	66,577	6,443,322

		38,372,058

Utilities: Water — 0.4%
American States Water Co.	57,293	5,100,223
Artesian Resources Corp., Class A	13,005	631,393
California Water Service Group	81,025	4,803,162
Global Water Resources, Inc.	19,411	322,999
Middlesex Water Co.	26,037	2,738,311
Pure Cycle Corp.(a)(b)	31,022	372,884
SJW Group	42,956	2,988,879
York Water Co.	20,459	920,041

		17,877,892

Total Common Stocks — 98.4% (Cost: $3,222,091,041)		4,169,538,268

Investment Companies

Equity Funds — 0.6%
iShares Russell 2000 ETF(e)	132,264	27,149,831

Total Investment Companies — 0.6% (Cost: $25,168,086)		27,149,831

Rights

Computer Technology — 0.0%
Quantum Leap Corp. Pty. Ltd.(b)	90,596	766

Total Rights — 0.0% (Cost: $ — )		766

Total Long-Term Investments —99.0% (Cost: $3,247,259,127)		4,196,688,865

Security	Shares	Value

Short-Term Securities

Money Market Funds — 8.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.37%(e)(f)(g)	304,544,646	$304,483,737
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.28%(e)(f)	32,822,753	32,822,753

Total Short-Term Securities —8.0% (Cost: $337,308,209)		337,306,490

Total Investments — 107.0% (Cost: $3,584,567,336)		4,533,995,355

Liabilities in Excess of Other Assets — (7.0)%		(296,487,840)

Net Assets — 100.0%		$4,237,507,515

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	Affiliate of the Series.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

For Series compliance purposes, the Series’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Affiliates

Investments in issuers considered to be affiliate(s) of the Series during the period ended March 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/21	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/22	Shares Held at 03/31/22	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$262,643,563	$41,967,019	(a)	$—	$(54,327)	$(72,518)	$304,483,737	304,544,646	$647,102	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	32,243,211	579,542	(a)	—	—	—	32,822,753	32,822,753	6,297		—
iShares Russell 2000 ETF	23,512,520	147,913,483		(142,928,136)	(1,578,754)	230,718	27,149,831	132,264	87,032		—

					$(1,633,081)	$158,200	$364,456,321		$740,431		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

20

Schedule of Investments (unaudited) (continued) March 31, 2022	Master Small Cap Index Series

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Russell 2000 E-Mini Index	188	06/17/22	$19,424	$477,944

OTC Total Return Swaps

Reference Entity	Payment Frequency	Counterparty(a)	Termination Date	Net Notional	Accrued Unrealized Appreciation (Depreciation)		Net Value of Reference Entity	Gross Notional Amount Net Asset Percentage
Equity Securities Long	Monthly	Goldman Sachs Bank USA(b)	02/27/23	$2,929,354	$(65,717	)(c)	$2,848,795	0.1%
	Monthly	HSBC Bank PLC(d)	02/10/23	3,341,471	30,045	(e)	3,361,758	0.1
	Monthly	JPMorgan Chase Bank N.A.(f)	02/08/23	2,027,624	43,915	(g)	2,059,598	0.0

					$8,243		$8,270,151

(a)

The Series receives the total return on a portfolio of long positions underlying the total return swap. The Series pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Series pays or receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions.

(c)	Amount includes $14,842 of net dividends and financing fees.
(e)	Amount includes $9,758 of net dividends and financing fees.
(g)	Amount includes $11,941 of net dividends and financing fees.

The following are the specified benchmarks (plus or minus a range) used in determining the variable rate of interest:

	(b)	(d)	(f)
Range:	65 basis points	65 basis points	65 basis points
Benchmarks:	USD - 1D Overnight Fed Funds Effective Rate (FEDL01)	USD - 1D Overnight Bank Funding Rate (OBFR01)	USD - 1D Overnight Bank Funding Rate (OBFR01)

The following table represents the individual long positions and related values of the equity securities underlying the total return swap with Goldman Sachs Bank USA as of period end, termination date February 27, 2023:

Security	Shares	Value	% of Basket Value

Reference Entity — Long

Common Stocks

Banks: Diversified
Cadence Bank	64,340	$1,882,589	66.1%
Central Pacific Financial Corp.	277	7,728	0.3
Columbia Banking System Inc.	10,499	338,803	11.9
Hanmi Financial Corp.	3,913	96,299	3.4
OFG Bancorp	1,400	37,296	1.3
United Community Banks, Inc.	7,489	260,617	9.1

		2,623,332

Banks: Savings, Thrift & Mortgage Lending
Homestreet, Inc.	3,601	170,615	6.0

Security	Shares	Value	% of Basket Value

Insurance: Property-Casualty
Genworth Financial, Inc., Class A	14,510	$54,848	1.9%

Net Value of Reference Entity — Goldman Sachs Bank USA		$2,848,795

The following table represents the individual long positions and related values of the equity securities underlying the total return swap with HSBC Bank PLC as of period end, termination date February 10, 2023:

Security	Shares	Value	% of Basket Value

Reference Entity — Long

Common Stocks

Banks: Diversified
Cadence Bank	987	$28,880	0.9%
Community Bank System Inc.	1,541	108,101	3.2
First Commonwealth Financial Corp.	5,110	77,468	2.3

S E R I E S S C H E D U L E O F I N V E S T M E N T S	21

Schedule of Investments (unaudited) (continued) March 31, 2022	Master Small Cap Index Series

Security	Shares	Value	% of Basket Value

Banks: Diversified (continued)
First Financial Bancorp	2,100	$48,405	1.4%
Hope Bancorp, Inc.	13,336	214,443	6.4
Independent Bank Group, Inc.	1,011	82,588	2.5
Preferred Bank	7,149	529,669	15.7
Simmons First National Corp.	5,817	152,522	4.5
United Community Banks Inc.	10,418	362,546	10.8

		1,604,622

Banks: Savings, Thrift & Mortgage Lending
Berkshire Hills Bancorp, Inc.	8,765	253,922	7.5
Northwest Bancshares, Inc.	6,383	86,234	2.6
WSFS Financial Corp.	1,601	74,639	2.2

		414,795

Computer Services Software & Systems
Envestnet, Inc.	551	41,017	1.2

Insurance: Property-Casualty
James River Group Holdings Ltd.	6,372	157,643	4.7
Pacific Premier Bancorp, Inc., Class A	2,249	79,502	2.4

		237,145

Office Supplies & Equipment
Pitney Bowes Inc.	74,700	388,440	11.6

Oil, Gas & Consumable Fuels
Green Plains, Inc.	21,791	675,739	20.1

Net Value of Reference Entity — HSBC Bank PLC		$ 3,361,758

Security	Shares	Value	% of Basket Value

Banks: Diversified (continued)
Banner Corp.	131	$7,668	0.4%
Central Pacific Financial Corp.	6,077	169,548	8.2
Community Bank System Inc.	1,436	100,735	4.9
CVB Financial Corp.	5,074	117,768	5.7
Flagstar Bancorp Inc.	1,002	42,485	2.1
Hanmi Financial Corp.	7,638	187,971	9.1
Heritage Financial Corp.	900	22,554	1.1
Independent Bank Corp.	1,437	117,389	5.7
National Bank Holding, Class A	1,220	49,142	2.4
S + T Bancorp Inc.	8,673	256,547	12.5
Simmons First National Corp., Class A	214	5,611	0.3
United Community Banks, Inc.	908	31,598	1.5

		1,171,455

Financial Data & Systems
Green Dot Corp., Class A	1,559	42,841	2.1

Insurance: Property-Casualty
Pacific Premier Bancorp, Inc.	21,295	752,778	36.5
ProAssurance Corp.	2,114	56,825	2.8
Stewart Information Services	589	35,699	1.7

		845,302

Net Value of Reference Entity — JPMorgan Chase Bank N.A		$ 2,059,598

The following table represents the individual long positions and related values of the equity securities underlying the total return swap with JPMorgan Chase Bank N.A. as of period end, termination date February 8, 2023:

Security	Shares	Value	% of Basket Value

Reference Entity — Long

Common Stocks

Banks: Diversified
Bancorp, Inc. (The)	2,204	$62,439	3.0%

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Series has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable

22

Schedule of Investments (unaudited) (continued) March 31, 2022	Master Small Cap Index Series

Fair Value Hierarchy as of Period End (continued)

inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Series’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Series’s financial instruments categorized in the fair value hierarchy. The breakdown of the Series’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks
Advertising Agencies	$13,735,083	$—	$—	$13,735,083
Aerospace	29,637,793	—	—	29,637,793
Agriculture, Fishing & Ranching	15,263,159	—	—	15,263,159
Air Transport	19,756,772	—	—	19,756,772
Alternative Energy	12,411,692	—	—	12,411,692
Aluminum	8,510,140	—	—	8,510,140
Asset Management & Custodian	39,812,391	—	—	39,812,391
Auto Parts	45,900,403	—	—	45,900,403
Auto Services	6,013,804	—	—	6,013,804
Back Office Support, HR & Consulting	66,321,897	—	—	66,321,897
Banks: Diversified	340,923,017	—	—	340,923,017
Banks: Savings, Thrift & Mortgage Lending	46,447,381	—	—	46,447,381
Beverage: Soft Drinks	14,333,303	—	—	14,333,303
Biotechnology	281,076,760	59,371	66,827	281,202,958
Building Materials	29,161,461	—	—	29,161,461
Building: Climate Control	8,681,081	—	—	8,681,081
Building: Roofing, Wallboard & Plumbing	7,941,626	—	—	7,941,626
Cable Television Services	6,086,425	—	—	6,086,425
Casinos & Gambling	16,663,493	—	—	16,663,493
Cement	271,631	—	—	271,631
Chemicals: Diversified	35,967,119	—	—	35,967,119
Chemicals: Specialty	33,438,908	—	—	33,438,908
Coal	11,391,376	—	—	11,391,376
Commercial Banks	2,482,638	—	—	2,482,638
Commercial Finance & Mortgage Companies	13,495,514	—	—	13,495,514
Commercial Services & Supplies	1,428,403	—	—	1,428,403
Commercial Services: Rental & Leasing	31,209,230	—	—	31,209,230
Commercial Vehicles & Parts	9,703,288	—	—	9,703,288
Communications Technology	33,492,162	—	—	33,492,162
Computer Services Software & Systems	285,975,106	—	—	285,975,106
Computer Technology	29,143,978	—	—	29,143,978
Construction	18,242,629	—	—	18,242,629
Consumer Electronics	6,961,318	—	—	6,961,318
Consumer Lending	24,583,411	—	—	24,583,411
Consumer Services: Miscellaneous	12,809,676	—	—	12,809,676
Containers & Packaging	12,871,377	—	—	12,871,377
Cosmetics	4,430,249	—	—	4,430,249
Diversified Financial Services	27,707,161	—	—	27,707,161
Diversified Manufacturing Operations	18,308,764	—	—	18,308,764
Diversified Materials & Processing	11,564,474	—	—	11,564,474
Diversified Media	1,951,064	—	—	1,951,064
Diversified Retail	41,899,025	—	—	41,899,025
Drug & Grocery Store Chains	11,131,744	—	—	11,131,744
Education Services	24,196,415	—	—	24,196,415
Electronic Components	32,217,452	—	—	32,217,452
Electronic Entertainment	946,829	—	—	946,829
Electronics	21,319,948	—	—	21,319,948
Energy Equipment	33,252,196	—	—	33,252,196
Engineering & Contracting Services	51,140,685	—	—	51,140,685
Entertainment	29,661,910	—	—	29,661,910
Environmental, Maintenance, & Security Service	21,380,309	—	—	21,380,309
Financial Data & Systems	19,761,429	—	—	19,761,429

S E R I E S S C H E D U L E O F I N V E S T M E N T S	23

Schedule of Investments (unaudited) (continued) March 31, 2022	Master Small Cap Index Series

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total

Common Stocks (continued)
Food & Staples Retailing	$290,511	$—	$—	$290,511
Foods	52,624,605	—	—	52,624,605
Forest Products	11,256,401	—	—	11,256,401
Forms & Bulk Printing Services	2,722,400	—	—	2,722,400
Fruit & Grain Processing	1,875,790	—	—	1,875,790
Funeral Parlors & Cemeteries	7,761,665	—	—	7,761,665
Gas Pipeline	5,597,696	—	—	5,597,696
Glass	1,775,906	—	—	1,775,906
Gold	4,566,843	—	—	4,566,843
Health Care Equipment & Supplies	1,603,648	—	—	1,603,648
Health Care Facilities	37,130,854	—	—	37,130,854
Health Care Management Services	14,737,360	—	—	14,737,360
Health Care Services	93,206,011	—	—	93,206,011
Health Care: Miscellaneous	8,478,429	—	—	8,478,429
Home Building	32,108,661	—	—	32,108,661
Hotel/Motel	9,262,237	—	—	9,262,237
Household Appliances	1,354,870	—	—	1,354,870
Household Equipment & Products	21,604,161	—	—	21,604,161
Household Furnishings	8,418,608	—	—	8,418,608
Insurance: Life	17,742,867	—	—	17,742,867
Insurance: Multi-Line	16,459,596	—	—	16,459,596
Insurance: Property-Casualty	66,650,657	—	—	66,650,657
International Trade & Diversified Logistic	3,257,360	—	—	3,257,360
Internet Software & Services	9,789,109	—	—	9,789,109
Leisure Time	36,813,555	—	—	36,813,555
Life Sciences Tools & Services	225,587	—	—	225,587
Luxury Items	7,509,313	—	—	7,509,313
Machinery: Agricultural	7,404,092	—	—	7,404,092
Machinery: Construction & Handling	7,290,219	—	—	7,290,219
Machinery: Industrial	64,373,856	—	—	64,373,856
Machinery: Specialty	3,982,434	—	—	3,982,434
Manufactured Housing	7,811,541	—	—	7,811,541
Medical & Dental Instruments & Supplies	87,985,754	—	—	87,985,754
Medical Equipment	66,486,040	—	—	66,486,040
Medical Services	3,638,595	—	—	3,638,595
Metal Fabricating	25,347,971	—	—	25,347,971
Metals & Minerals: Diversified	40,244,879	—	—	40,244,879
Office Supplies & Equipment	11,103,205	—	—	11,103,205
Oil & Gas Producers	9,916,927	—	—	9,916,927
Oil Well Equipment & Services	43,432,253	—	—	43,432,253
Oil, Gas & Consumable Fuels	5,491,290	—	—	5,491,290
Oil: Crude Producers	163,403,939	—	—	163,403,939
Oil: Refining & Marketing	15,304,977	—	—	15,304,977
Paints & Coatings	9,636,666	—	—	9,636,666
Paper	3,939,761	—	—	3,939,761
Personal Care	20,168,522	—	—	20,168,522
Pharmaceuticals	84,687,055	—	—	84,687,055
Photography	1,677,535	—	—	1,677,535
Power Transmission Equipment	8,251,592	—	—	8,251,592
Printing & Copying Services	8,329,867	—	—	8,329,867
Producer Durables: Miscellaneous	2,054,279	—	—	2,054,279
Production Technology Equipment	23,927,778	—	—	23,927,778
Publishing	6,742,292	—	—	6,742,292
Radio & TV Broadcasters	18,278,769	—	—	18,278,769
Railroad Equipment	6,548,699	—	—	6,548,699
Real Estate	24,974,931	—	—	24,974,931
Real Estate Investment & Services	119,943	—	—	119,943
Real Estate Investment Trusts (REITs)	319,058,800	—	—	319,058,800
Real Estate Management & Development	1,249,373	—	—	1,249,373
Recreational Vehicles & Boats	11,641,167	—	—	11,641,167
Rental & Leasing Services: Consumer	31,635,609	—	—	31,635,609
Restaurants	51,770,166	—	—	51,770,166
Scientific Instruments: Control & Filter	27,399,602	—	—	27,399,602

24

Schedule of Investments (unaudited) (continued) March 31, 2022	Master Small Cap Index Series

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total

Common Stocks (continued)
Scientific Instruments: Electrical	$28,941,847	$—	$—	$28,941,847
Scientific Instruments: Gauges & Meters	13,458,490	—	—	13,458,490
Scientific Instruments: Pollution Control	11,805,375	—	—	11,805,375
Securities Brokerage & Services	4,086,798	—	—	4,086,798
Semiconductors & Components	96,874,410	—	—	96,874,410
Semiconductors & Semiconductor Equipment	6,130,500	—	—	6,130,500
Shipping	30,045,866	—	—	30,045,866
Software	14,988,441	—	—	14,988,441
Specialty Retail	80,394,820	—	—	80,394,820
Steel	13,379,449	—	—	13,379,449
Technology: Miscellaneous	14,023,188	—	—	14,023,188
Telecommunications Equipment	11,000,527	—	—	11,000,527
Textile Products	1,609,974	—	—	1,609,974
Textiles Apparel & Shoes	24,117,972	—	—	24,117,972
Thrifts & Mortgage Finance	6,779,019	—	—	6,779,019
Toys	718,187	—	—	718,187
Transportation Miscellaneous	8,033,151	—	—	8,033,151
Truckers	26,276,175	—	—	26,276,175
Utilities: Electrical	52,401,765	—	—	52,401,765
Utilities: Gas Distributors	31,927,939	—	—	31,927,939
Utilities: Miscellaneous	13,018,050	—	—	13,018,050
Utilities: Telecommunications	38,372,058	—	—	38,372,058
Utilities: Water	17,877,892	—	—	17,877,892
Investment Companies	27,149,831	—	—	27,149,831
Rights	—	766	—	766
Short-Term Securities
Money Market Funds	337,306,490	—	—	337,306,490

	$4,533,868,391	$60,137	$66,827	$4,533,995,355

Derivative Financial Instruments(a)
Assets
Equity Contracts	$477,944	$73,960	$—	$551,904
Liabilities
Equity Contracts	—	(65,717)	—	(65,717)

	$477,944	$8,243	$—	$486,187

(a)	Derivative financial instruments are swaps and futures contracts. Swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

ETF	Exchange-Traded Fund

REIT	Real Estate Investment Trust

S E R I E S S C H E D U L E O F I N V E S T M E N T S	25